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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

Voya Balanced Portfolio,

Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 59.4%
		Consumer Discretionary: 8.8%
4,991		Bayerische Motoren Werke AG	$630,697	0.1
42,027		Brinker International, Inc.	2,204,316	0.4
19,694		CBS Corp. - Class B	1,217,089	0.2
3,822		Chipotle Mexican Grill, Inc.	2,171,087	0.4
6,125		Cie Financiere Richemont SA	585,171	0.1
63,353		Comcast Corp. – Class A	3,168,917	0.6
55,722	@	Delphi Automotive PLC	3,781,295	0.7
5,965		DineEquity, Inc.	465,688	0.1
19,737		Discovery Communications, Inc. - Class A	1,632,250	0.3
20,000		Fuji Heavy Industries Ltd.	541,597	0.1
47,366		Gap, Inc.	1,897,482	0.3
32,523		Home Depot, Inc.	2,573,545	0.5
11,345	@	Jarden Corp.	678,771	0.1
98,629		Kingfisher PLC	693,434	0.1
18,611	@	LKQ Corp.	490,400	0.1
71,887		Macy's, Inc.	4,262,180	0.8
5,842		The Madison Square Garden, Inc.	331,709	0.1
19,784		Michael Kors Holdings Ltd.	1,845,254	0.3
16,625		Newell Rubbermaid, Inc.	497,087	0.1
30,676		Nike, Inc.	2,265,729	0.4
38,700		Panasonic Corp.	440,139	0.1
3,000		Polaris Industries, Inc.	419,130	0.1
3,296		Kering	672,042	0.1
1,258	@	Priceline.com, Inc.	1,499,398	0.3
29,859		Reed Elsevier NV	646,049	0.1
8,969		Renault S.A.	871,199	0.2
9,855		Ross Stores, Inc.	705,125	0.1
8,924	@	Scientific Games Corp.	122,527	0.0
27,917		Starbucks Corp.	2,048,549	0.4
15,822	@	Starz	510,734	0.1
18,800		Toyota Motor Corp.	1,060,204	0.2
20,191	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,968,219	0.4
9,240	@	Urban Outfitters, Inc.	336,983	0.1
47,340		Walt Disney Co.	3,790,514	0.7
20,113		WPP PLC	415,575	0.1
94,700		Yue Yuen Industrial Holdings	308,589	0.0
			47,748,674	8.8

		Consumer Staples: 4.7%
59,000		Ajinomoto Co., Inc.	844,414	0.2
20,583		British American Tobacco PLC	1,148,230	0.2
6,842		Casino Guichard Perrachon S.A.	813,496	0.2
53,614		Coca-Cola Enterprises, Inc.	2,560,605	0.5
12,100		ConAgra Foods, Inc.	375,463	0.1
13,207		Costco Wholesale Corp.	1,474,958	0.3
54,231		CVS Caremark Corp.	4,059,733	0.8
4,900		Energizer Holdings, Inc.	493,626	0.1
24,130		Estee Lauder Cos., Inc.	1,613,814	0.3
7,478		Hershey Co.	780,703	0.1
50,376		Hillshire Brands Co.	1,877,010	0.3
25,800		Japan Tobacco, Inc.	809,795	0.1
24,697		Kimberly-Clark Corp.	2,722,844	0.5
18,274		Kraft Foods Group, Inc.	1,025,171	0.2
7,249		Mead Johnson Nutrition Co.	602,682	0.1
10,650		Nestle S.A.	801,622	0.1
25,667		PepsiCo, Inc.	2,143,194	0.4
10,590		SABMiller PLC	529,520	0.1
96,327		Tesco PLC	475,093	0.1
4,873		Whole Foods Market, Inc.	247,110	0.0
			25,399,083	4.7

		Energy: 5.1%
11,683		Anadarko Petroleum Corp.	990,251	0.2
38,518		Cabot Oil & Gas Corp.	1,304,990	0.2
6,659	@	Cameron International Corp.	411,326	0.1
34,420		Canadian Natural Resources Ltd.	1,320,695	0.2
3,400		Cimarex Energy Co.	404,974	0.1
14,600		Consol Energy, Inc.	583,270	0.1
8,594		EOG Resources, Inc.	1,685,885	0.3
55,445		ExxonMobil Corp.	5,415,868	1.0
31,674		Halliburton Co.	1,865,282	0.3
3,008		Helmerich & Payne, Inc.	323,540	0.1
16,392		Hess Corp.	1,358,569	0.3
9,136		Oasis Petroleum, Inc.	381,245	0.1
21,272		Occidental Petroleum Corp.	2,027,009	0.4
17,000		Patterson-UTI Energy, Inc.	538,560	0.1
4,717		Range Resources Corp.	391,370	0.1
23,576	@	Rowan Companies PLC	794,040	0.1
52,334		Royal Dutch Shell PLC - Class A	1,912,156	0.3
10,303		Schlumberger Ltd.	1,004,543	0.2
5,288		SM Energy Co.	376,982	0.1
39,914		Statoil ASA	1,126,162	0.2
46,647	@	Statoil ASA ADR	1,316,378	0.2
12,870		Superior Energy Services	395,881	0.1
21,041	L	Total S.A.	1,385,023	0.3
			27,313,999	5.1

		Financials: 11.2%
24,146		Admiral Group PLC	574,939	0.1
3,541	@	Affiliated Managers Group, Inc.	708,377	0.1
30,111	L	AllianceBernstein Holding LP	751,872	0.1
32,455		Ameriprise Financial, Inc.	3,572,322	0.7
5,948	@	Aon PLC	501,297	0.1
49,902		Arthur J. Gallagher & Co.	2,374,337	0.4
63,001		Aviva PLC	502,662	0.1
65,622		Banco Popular Espanol SA	496,205	0.1
39,793		Bank of Queensland Ltd.	475,446	0.1
12,167		BankUnited, Inc.	423,047	0.1
4,999		Blackrock, Inc.	1,572,085	0.3
39,066		Blackstone Group LP	1,298,944	0.2
13,100		Carlyle Group L.P.	460,334	0.1
12,600		CIT Group, Inc.	617,652	0.1
49,748		Citigroup, Inc.	2,368,005	0.4
9,065		Comerica, Inc.	469,567	0.1
22,689	@	Commerzbank AG	417,346	0.1
9,414		Corrections Corp. of America	294,846	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
37,318	@	Credit Agricole S.A.	$588,144	0.1
123,191		CaixaBank SA	792,991	0.2
35,981		Danske Bank A/S	1,001,165	0.2
29,478		DDR Corp.	485,797	0.1
6,500		Discover Financial Services	378,235	0.1
29,153		Extra Space Storage, Inc.	1,414,212	0.3
13,812		Fidelity National Financial, Inc.	434,249	0.1
60,343		Fifth Third Bancorp.	1,384,872	0.3
11,347		First Republic Bank	612,625	0.1
5,593		Gaming and Leisure Properties, Inc.	203,921	0.0
15,700		Hartford Financial Services Group, Inc.	553,739	0.1
11,200		HCC Insurance Holdings, Inc.	509,488	0.1
95,332		Host Hotels & Resorts, Inc.	1,929,520	0.4
53,395		HSBC Holdings PLC	540,643	0.1
3,069		IntercontinentalExchange Group, Inc.	607,140	0.1
183,956		Intesa Sanpaolo S.p.A.	624,202	0.1
51,627		Invesco Ltd.	1,910,199	0.4
55,383		JPMorgan Chase & Co.	3,362,302	0.6
8,009		KBC Groep NV	493,245	0.1
46,100		Keycorp	656,464	0.1
195,585		Legal & General Group PLC	667,747	0.1
21,968		Lincoln National Corp.	1,113,119	0.2
697,245	@	Lloyds TSB Group PLC	872,261	0.2
14,478		Macquarie Group Ltd.	780,684	0.1
13,000		Mitsui Fudosan Co., Ltd.	396,607	0.1
350,000		Mizuho Financial Group, Inc.	693,649	0.1
102,407		Natixis	752,102	0.1
66,600		Nomura Holdings, Inc.	427,231	0.1
7,664		ProAssurance Corp.	341,278	0.1
18,323		ProLogis, Inc.	748,128	0.1
32,821		Prudential Financial, Inc.	2,778,298	0.5
25,638		Prudential PLC	542,867	0.1
123,134		Regions Financial Corp.	1,368,019	0.3
54,712		Santander Consumer USA Holdings, Inc.	1,317,465	0.2
5,400		SL Green Realty Corp.	543,348	0.1
9,437		Societe Generale	580,903	0.1
19,500		Starwood Property Trust, Inc.	460,005	0.1
2,332		Swiss Life Holding	573,479	0.1
18,300		Tokio Marine Holdings, Inc.	548,824	0.1
122,519		UniCredit SpA	1,119,957	0.2
14,365		UnumProvident Corp.	507,228	0.1
6,400		Ventas, Inc.	387,648	0.1
27,277		Weingarten Realty Investors	818,310	0.1
58,821		Wells Fargo & Co.	2,925,757	0.5
111,000		Wharf Holdings Ltd.	711,919	0.1
62,765	@	XL Group PLC	1,961,406	0.4
			60,300,675	11.2

		Health Care: 7.0%
33,446		Abbott Laboratories	1,288,005	0.2
11,439	@	Actavis PLC	2,354,718	0.4
9,498		Agilent Technologies, Inc.	531,128	0.1
7,127	@	Alexion Pharmaceuticals, Inc.	1,084,231	0.2
14,848		Allergan, Inc.	1,842,637	0.3
12,075		Amgen, Inc.	1,489,331	0.3
37,000		Astellas Pharma, Inc.	439,285	0.1
7,785		Bayer AG	1,054,280	0.2
14,211		Bristol-Myers Squibb Co.	738,261	0.1
11,400		Cardinal Health, Inc.	797,772	0.1
6,691	@	Celgene Corp.	934,064	0.2
11,589		Cigna Corp.	970,347	0.2
9,400	@	Community Health Systems, Inc.	368,198	0.1
37,132	@	Gilead Sciences, Inc.	2,631,174	0.5
4,611	@	Henry Schein, Inc.	550,415	0.1
11,499		McKesson Corp.	2,030,378	0.4
24,860		Medtronic, Inc.	1,529,884	0.3
57,068		Merck & Co., Inc.	3,239,750	0.6
40,563	@	Mylan Laboratories	1,980,691	0.4
19,605		Novartis AG	1,664,620	0.3
4,368	@	Perrigo Co. PLC	675,555	0.1
97,146		Pfizer, Inc.	3,120,330	0.6
8,800		Premier, Inc.	289,960	0.1
5,697		Roche Holding AG - Genusschein	1,713,451	0.3
9,368		Sanofi	978,953	0.2
18,800		Shionogi & Co., Ltd.	347,556	0.1
24,796		UnitedHealth Group, Inc.	2,033,024	0.4
3,136	@	Vertex Pharmaceuticals, Inc.	221,778	0.0
6,906		Zimmer Holdings, Inc.	653,169	0.1
			37,552,945	7.0

		Industrials: 7.3%
15,320		Alstom	418,095	0.1
46,109		Ametek, Inc.	2,374,152	0.4
52	@	AP Moller - Maersk A/S - Class B	622,376	0.1
20,556		BE Aerospace, Inc.	1,784,055	0.3
30,366		Boeing Co.	3,810,629	0.7
55,287	@	CNH Industrial NV	636,295	0.1
21,301		Danaher Corp.	1,597,575	0.3
22,967		Delta Airlines, Inc.	795,807	0.2
16,302		Deutsche Post AG	606,070	0.1
8,800		East Japan Railway Co.	648,186	0.1
7,563		Airbus Group NV	541,673	0.1
7,159		Generac Holdings, Inc.	422,166	0.1
16,519		General Dynamics Corp.	1,799,249	0.3
10,952		Hubbell, Inc.	1,312,816	0.2
33,298	@	Ingersoll-Rand PLC - Class A	1,905,978	0.4
63,000		Japan Steel Works Ltd.	282,907	0.1
29,609		KAR Auction Services, Inc.	898,633	0.2
29,300		Komatsu Ltd.	614,262	0.1
22,382		Koninklijke Philips NV	787,384	0.2
19,382		Lincoln Electric Holdings, Inc.	1,395,698	0.3
37,400		Mitsubishi Corp.	693,763	0.1
51,213		Mueller Water Products, Inc.	486,524	0.1
7,200	@	Old Dominion Freight Line	408,528	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
4,072		Oshkosh Truck Corp.	$239,719	0.0
30,860		Pall Corp.	2,761,044	0.5
3,267		Proto Labs, Inc.	221,078	0.0
11,939	@	Quanta Services, Inc.	440,549	0.1
5,358		Regal-Beloit Corp.	389,580	0.1
17,922		Roper Industries, Inc.	2,392,766	0.4
7,757		Siemens AG	1,046,135	0.2
7,761		TransDigm Group, Inc.	1,437,337	0.3
20,944		Union Pacific Corp.	3,930,351	0.7
11,564		Waste Connections, Inc.	507,197	0.1
4,617		Wesco International, Inc.	384,227	0.1
16,811		Xylem, Inc.	612,257	0.1
			39,205,061	7.3

		Information Technology: 8.7%
1,832		Alliance Data Systems Corp.	499,129	0.1
12,337		Apple, Inc.	6,621,761	1.2
28,939		Applied Materials, Inc.	590,934	0.1
25,398		Broadridge Financial Solutions ADR	943,282	0.2
6,590		Cavium, Inc.	288,181	0.1
14,464	@	Check Point Software Technologies	978,200	0.2
19,379		Cognizant Technology Solutions Corp.	980,771	0.2
135,953		EMC Corp.	3,726,472	0.7
56,772		Telefonaktiebolaget LM Ericsson	757,188	0.1
6,139	@	F5 Networks, Inc.	654,602	0.1
25,517		Facebook, Inc.	1,537,144	0.3
33,168		Fidelity National Information Services, Inc.	1,772,830	0.3
7,782	@	Gartner, Inc.	540,382	0.1
3,041		Google, Inc. – Class A	3,389,225	0.6
126,900		Hitachi Ltd.	939,321	0.2
20,891	@	Informatica Corp.	789,262	0.2
90,125		Intel Corp.	2,326,126	0.4
37,875		Intuit, Inc.	2,944,024	0.6
7,352		KLA-Tencor Corp.	508,317	0.1
24,957		Mastercard, Inc.	1,864,288	0.3
84,081		Microsoft Corp.	3,446,480	0.6
28,737		NetApp, Inc.	1,060,395	0.2
54,931		Oracle Corp.	2,247,227	0.4
4,625		Palo Alto Networks, Inc.	317,275	0.1
41,987	@	TE Connectivity Ltd.	2,528,037	0.5
7,766	@	TIBCO Software, Inc.	157,805	0.0
12,800		Vantiv, Inc.	386,816	0.1
8,754		Visa, Inc.	1,889,639	0.4
5,600		Western Digital Corp.	514,192	0.1
58,300		Xerox Corp.	658,790	0.1
14,220		Xilinx, Inc.	771,719	0.1
2,463	L	Zillow, Inc.	216,990	0.0
			46,846,804	8.7

		Materials: 2.9%
4,600		Albemarle Corp.	305,532	0.0
28,700	@,L	ArcelorMittal	463,505	0.1
5,423		Arkema	613,484	0.1
31,615		BHP Billiton PLC	976,223	0.2
6,400		Celanese Corp.	355,264	0.1
5,100		Domtar Corp.	572,322	0.1
70,618		International Paper Co.	3,239,954	0.6
38,600		JSR Corp.	714,132	0.1
12,250		Koninklijke DSM NV	840,203	0.2
31,635	@	LyondellBasell Industries NV - Class A	2,813,617	0.5
12,793		Monsanto Co.	1,455,460	0.3
7,900		Nucor Corp.	399,266	0.1
10,160		Packaging Corp. of America	714,959	0.1
87,930		Rexam PLC	714,527	0.1
9,215		Rio Tinto PLC	513,897	0.1
10,931	@	WR Grace & Co.	1,084,027	0.2
			15,776,372	2.9

		Telecommunication Services: 1.1%
64,962		France Telecom SA	959,608	0.2
37,100		NTT DoCoMo, Inc.	584,603	0.1
1,242,000		PCCW Ltd.	622,881	0.1
8,587		SBA Communications Corp.	781,074	0.2
319,395		Telecom Corp. of New Zealand Ltd.	677,257	0.1
38,514		Verizon Communications, Inc.	1,832,111	0.3
160,921		Vodafone Group PLC	591,754	0.1
			6,049,288	1.1

		Utilities: 2.6%
84,596		CenterPoint Energy, Inc.	2,004,079	0.4
10,536		Cleco Corp.	532,911	0.1
29,276		DTE Energy Co.	2,174,914	0.4
46,824		Edison International	2,650,707	0.5
14,580		El Paso Electric Co.	520,943	0.1
141,532		Enel S.p.A.	800,535	0.2
5,836		Energen Corp.	471,607	0.1
26,024	L	Fortum OYJ	591,561	0.1
22,432		Gas Natural SDG S.A.	631,092	0.1
35,152		Pinnacle West Capital Corp.	1,921,408	0.4
8,700		Sempra Energy	841,812	0.1
33,530		Suez Environnement S.A.	681,114	0.1
			13,822,683	2.6

	Total Common Stock
	(Cost $276,445,094)		320,015,584	59.4

EXCHANGE-TRADED FUNDS: 10.8%
272,700		iShares iBoxx $ High Yield Corporate Bond Fund	25,740,153	4.8
131,600		iShares MSCI Emerging Markets Index Fund	5,394,284	1.0
18,973		iShares Russell 1000 Value Index Fund	1,830,894	0.3
612,100		SPDR Barclays Capital High Yield Bond ETF	25,285,851	4.7

	Total Exchange-Traded Funds
	(Cost $57,054,738)		58,251,182	10.8

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
		Financial: 0.0%
1,550	P	Goldman Sachs Group, Inc./The	$36,952	0.0

		Materials: 0.1%
29,900		Vale SA	372,926	0.1

		Utilities: 0.1%
64,990		Cia Energetica de Minas Gerais	439,377	0.1

	Total Preferred Stock
	(Cost $800,678)		849,255	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.4%
		Basic Materials: 0.6%
340,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	345,562	0.1
200,000		ArcelorMittal, 6.000%, 03/01/21	214,250	0.1
87,000		Barrick Gold Corp., 2.500%, 05/01/18	86,767	0.0
122,000		Barrick Gold Corp., 4.100%, 05/01/23	115,965	0.0
181,000		Barrick North America Finance LLC, 5.750%, 05/01/43	176,965	0.0
187,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	198,661	0.0
79,000		CF Industries, Inc., 5.375%, 03/15/44	82,675	0.0
105,000		Chemtura Corp., 5.750%, 07/15/21	109,462	0.0
200,000		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd, 5.125%, 12/12/17	195,500	0.0
220,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	237,875	0.1
80,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	79,865	0.0
100,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	99,502	0.0
143,000		Goldcorp, Inc., 3.700%, 03/15/23	135,074	0.0
230,000		Huntsman International LLC, 4.875%, 11/15/20	232,587	0.1
245,000	#	Kinross Gold Corp., 5.950%, 03/15/24	245,938	0.1
100,000		LYB International Finance BV, 4.000%, 07/15/23	102,196	0.0
200,000		Metalloinvest Finance Ltd, 6.500%, 07/21/16	205,250	0.0
75,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	80,531	0.0
55,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	55,073	0.0
273,000		Vale Overseas Ltd., 4.625%, 09/15/20	285,157	0.1
127,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	131,493	0.0
			3,416,348	0.6

		Communications: 1.2%
136,000		AT&T, Inc., 2.500%, 08/15/15	139,434	0.0
116,000		AT&T, Inc., 3.900%, 03/11/24	115,926	0.0
79,000		AT&T, Inc., 5.350%, 09/01/40	81,020	0.0
147,000		Cablevision Systems Corp., 8.625%, 09/15/17	174,930	0.1
89,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	89,100	0.0
220,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	218,075	0.1
90,000		CenturyLink, Inc., 6.750%, 12/01/23	95,962	0.0
40,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	42,950	0.0
60,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	65,100	0.0
94,000		Comcast Corp., 3.600%, 03/01/24	94,719	0.0
78,000		Comcast Corp., 4.750%, 03/01/44	79,490	0.0
142,000	#	COX Communications, Inc., 2.950%, 06/30/23	129,871	0.0
70,000	#	COX Communications, Inc., 4.500%, 06/30/43	61,239	0.0
51,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	50,559	0.0
224,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	212,529	0.1
80,000		DISH DBS Corp., 4.250%, 04/01/18	83,700	0.0
120,000		DISH DBS Corp., 5.875%, 07/15/22	128,400	0.0
81,000		eBay, Inc., 2.600%, 07/15/22	77,045	0.0
102,000		eBay, Inc., 4.000%, 07/15/42	90,578	0.0
151,000	#	Gannett Co., Inc., 6.375%, 10/15/23	160,626	0.1
75,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	82,688	0.0
115,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	125,925	0.0
200,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	186,000	0.0
54,000		Motorola Solutions, Inc., 3.500%, 03/01/23	51,727	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
51,000		Motorola Solutions, Inc., 3.750%, 05/15/22	$50,444	0.0
137,000		21st Century Fox America, Inc., 3.000%, 09/15/22	131,854	0.0
68,000		21st Century Fox America, Inc., 5.400%, 10/01/43	73,486	0.0
100,000		21st Century Fox America, Inc., 6.900%, 03/01/19	120,470	0.0
274,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	289,070	0.1
200,000	#	Softbank Corp., 4.500%, 04/15/20	200,000	0.1
400,000	#	Telefonica Chile SA, 3.875%, 10/12/22	381,123	0.1
149,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	156,394	0.1
70,000		Thomson Reuters Corp., 4.300%, 11/23/23	71,846	0.0
79,000		Thomson Reuters Corp., 5.650%, 11/23/43	83,828	0.0
245,000		Time Warner Cable, Inc., 5.875%, 11/15/40	266,397	0.1
162,000	L	Time Warner, Inc., 4.050%, 12/15/23	166,611	0.1
108,000		Time Warner, Inc., 5.350%, 12/15/43	115,536	0.0
101,000		Time Warner, Inc., 6.500%, 11/15/36	120,131	0.0
100,000	L	T-Mobile USA, Inc., 5.250%, 09/01/18	106,125	0.0
35,000		T-Mobile USA, Inc., 6.250%, 04/01/21	37,144	0.0
95,000		T-Mobile USA, Inc., 6.625%, 04/01/23	101,175	0.0
98,000		Verizon Communications, Inc., 2.450%, 11/01/22	89,489	0.0
105,000		Verizon Communications, Inc., 4.150%, 03/15/24	106,907	0.0
84,000		Verizon Communications, Inc., 5.050%, 03/15/34	86,445	0.0
524,000		Verizon Communications, Inc., 5.150%, 09/15/23	574,585	0.1
238,000		Verizon Communications, Inc., 6.550%, 09/15/43	290,678	0.1
118,000		Viacom, Inc., 4.250%, 09/01/23	121,638	0.0
102,000		Viacom, Inc., 4.375%, 03/15/43	90,998	0.0
54,000		Vodafone Group PLC, 1.500%, 02/19/18	53,156	0.0
44,000		Vodafone Group PLC, 2.950%, 02/19/23	41,338	0.0
			6,564,461	1.2

		Consumer, Cyclical: 0.3%
200,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	217,500	0.1
49,000		Ford Motor Co., 4.750%, 01/15/43	47,567	0.0
135,000	#	Glencore Funding LLC, 2.500%, 01/15/19	130,545	0.0
187,000		Kohl's Corp., 4.750%, 12/15/23	194,395	0.1
183,000		MDC Holdings, Inc., 6.000%, 01/15/43	161,955	0.0
100,000		MGM Resorts International, 6.625%, 12/15/21	110,125	0.0
130,000		MGM Resorts International, 6.750%, 10/01/20	144,462	0.0
80,000	#	PNK Finance Corp., 6.375%, 08/01/21	83,600	0.0
15,000		Ryland Group, Inc./The, 6.625%, 05/01/20	16,388	0.0
200,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	213,750	0.1
113,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	128,820	0.0
70,000	#	TRW Automotive, Inc., 4.450%, 12/01/23	70,525	0.0
81,000		Walgreen Co., 3.100%, 09/15/22	77,970	0.0
72,000		Walgreen Co., 4.400%, 09/15/42	67,756	0.0
107,000		Yum! Brands, Inc., 3.875%, 11/01/23	106,467	0.0
69,000		Yum! Brands, Inc., 5.350%, 11/01/43	72,340	0.0
			1,844,165	0.3

		Consumer, Non-cyclical: 0.7%
70,000		Altria Group, Inc., 4.000%, 01/31/24	70,285	0.0
107,000		Altria Group, Inc., 5.375%, 01/31/44	112,281	0.0
63,000		Amgen, Inc., 3.875%, 11/15/21	65,824	0.0
60,000		Amgen, Inc., 5.150%, 11/15/41	62,041	0.0
150,000		Celgene Corp., 3.250%, 08/15/22	146,470	0.0
99,000		Celgene Corp., 4.000%, 08/15/23	100,720	0.0
100,000		Constellation Brands, Inc., 4.250%, 05/01/23	98,000	0.0
110,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	108,487	0.0
120,000		HCA Holdings, Inc., 7.750%, 05/15/21	132,600	0.0
140,000		HCA, Inc., 7.250%, 09/15/20	151,725	0.1
150,000		Hertz Corp./The, 4.250%, 04/01/18	155,250	0.1
58,000		Humana, Inc., 3.150%, 12/01/22	55,289	0.0
108,000		McKesson Corp., 3.796%, 03/15/24	108,339	0.0
59,000		Medtronic, Inc., 3.625%, 03/15/24	59,371	0.0
197,000		Mondelez International, Inc., 4.000%, 02/01/24	200,330	0.1
160,000		Mylan, Inc./PA, 2.600%, 06/24/18	161,404	0.1
105,000		Reynolds American, Inc., 4.850%, 09/15/23	110,213	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
108,000		Reynolds American, Inc., 6.150%, 09/15/43	$122,291	0.0
200,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	210,500	0.1
40,000		Smithfield Foods, Inc., 7.750%, 07/01/17	46,600	0.0
100,000		St Jude Medical, Inc., 2.500%, 01/15/16	102,642	0.0
112,000		St Jude Medical, Inc., 3.250%, 04/15/23	108,851	0.0
103,000		St Jude Medical, Inc., 4.750%, 04/15/43	103,463	0.0
190,000	#	Tenet Healthcare Corp., 6.000%, 10/01/20	203,656	0.1
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	108,750	0.0
155,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	172,050	0.1
92,000		WellPoint, Inc., 4.625%, 05/15/42	89,097	0.0
136,000		WellPoint, Inc., 5.100%, 01/15/44	141,734	0.0
106,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	106,448	0.0
149,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	150,582	0.0
69,000	#	WM Wrigley Jr Co., 3.375%, 10/21/20	69,789	0.0
49,000		Zoetis, Inc., 4.700%, 02/01/43	48,683	0.0
			3,683,765	0.7

		Diversified: 0.1%
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	486,000	0.1

		Energy: 1.0%
200,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	151,500	0.0
141,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	161,573	0.0
90,000	#	Antero Resources Finance Corp., 5.375%, 11/01/21	91,406	0.0
197,000		BP Capital Markets PLC, 2.750%, 05/10/23	185,158	0.0
90,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	102,600	0.0
166,000		Cenovus Energy, Inc., 3.800%, 09/15/23	165,768	0.0
40,000		Chesapeake Energy Corp., 6.125%, 02/15/21	43,800	0.0
75,000		Chesapeake Energy Corp., 6.625%, 08/15/20	84,562	0.0
35,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	36,487	0.0
151,000		Devon Energy Corp., 5.600%, 07/15/41	167,843	0.0
127,000		Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	123,680	0.0
114,000		Enbridge Energy Partners, 9.875%, 03/01/19	149,537	0.0
111,000		Enbridge, Inc., 4.000%, 10/01/23	111,457	0.0
163,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	169,990	0.0
83,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	90,245	0.0
210,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	271,690	0.1
39,000		Enterprise Products Operating, LLC, 6.450%, 09/01/40	47,560	0.0
98,000		FMC Technologies, Inc., 3.450%, 10/01/22	93,826	0.0
200,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	213,000	0.1
300,000		Gazprom OAO Via Gaz Capital SA, 7.288%, 08/16/37	310,500	0.1
600,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	–	–
80,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	87,000	0.0
400,000	#	Lukoil International Finance BV, 3.416%, 04/24/18	390,100	0.1
71,000		Marathon Petroleum Corp., 6.500%, 03/01/41	86,265	0.0
60,000		ONEOK Partners L.P., 2.000%, 10/01/17	60,327	0.0
60,000		ONEOK Partners L.P., 3.375%, 10/01/22	57,962	0.0
286,000		Petrobras Global Finance BV, 4.375%, 05/20/23	262,446	0.1
140,000		Plains Exploration & Production Co., 7.625%, 04/01/20	154,700	0.0
136,240	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	141,417	0.0
400,000	#,L	Reliance Industries Ltd., 5.875%, 12/31/49	367,000	0.1
70,000		Rowan Cos, Inc., 5.850%, 01/15/44	71,369	0.0
230,000		SandRidge Energy, Inc., 7.500%, 03/15/21	246,675	0.1
250,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	266,250	0.1
200,000		Transocean, Inc., 2.500%, 10/15/17	201,495	0.1
90,000		Transocean, Inc., 3.800%, 10/15/22	86,206	0.0
187,000		Weatherford International Ltd., 5.950%, 04/15/42	202,186	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
103,000		Williams Partners L.P., 4.500%, 11/15/23	$105,604	0.0
			5,559,184	1.0

		Financial: 2.5%
277,000		Aegon NV, 3.039%, 07/29/49	249,387	0.1
181,000		American International Group, Inc., 3.375%, 08/15/20	185,114	0.0
125,000		American International Group, Inc., 8.175%, 05/15/68	164,844	0.0
57,000		Air Lease Corp., 3.875%, 04/01/21	57,285	0.0
176,000		American Tower Corp., 3.400%, 02/15/19	180,608	0.0
134,000		American Tower Corp., 4.500%, 01/15/18	144,670	0.0
121,000		American Tower Corp., 5.000%, 02/15/24	126,285	0.0
79,000		AXIS Specialty Finance PLC, 2.650%, 04/01/19	78,999	0.0
52,000		Bank of America Corp., 3.300%, 01/11/23	50,234	0.0
113,000		Bank of America Corp., 4.125%, 01/22/24	114,519	0.0
176,000		Bank of America Corp., 4.100%, 07/24/23	178,889	0.0
86,000		Bank of America Corp., 4.000%, 04/01/24	86,087	0.0
203,000		Bank of America Corp., 5.000%, 01/21/44	208,048	0.1
201,000		Bank of America Corp., 8.000%, 12/29/49	228,741	0.1
97,000	#	Barclays Bank PLC, 6.050%, 12/04/17	109,094	0.0
400,000		Barclays Bank PLC, 7.625%, 11/21/22	442,000	0.1
93,000		Berkshire Hathaway, Inc., 4.500%, 02/11/43	92,533	0.0
243,000		BioMed Realty L.P., 4.250%, 07/15/22	241,352	0.1
200,000	#	BPCE SA, 5.150%, 07/21/24	199,390	0.1
200,000	#	BPCE SA, 5.700%, 10/22/23	208,298	0.1
150,000	#	Caixa Economica Federal, 4.500%, 10/03/18	153,000	0.0
184,000		Citigroup, Inc., 5.500%, 09/13/25	196,446	0.1
37,000		Citigroup, Inc., 5.875%, 01/30/42	42,624	0.0
87,000		Citigroup, Inc., 5.900%, 12/29/49	85,566	0.0
83,000		Citigroup, Inc., 5.950%, 12/29/49	81,236	0.0
40,000		Citigroup, Inc., 6.675%, 09/13/43	47,004	0.0
162,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	175,571	0.0
89,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	118,370	0.0
211,000	#,L	Credit Agricole SA, 7.875%, 01/29/49	223,132	0.1
430,000	#	Credit Suisse AG, 6.500%, 08/08/23	473,000	0.1
200,000	#	Credit Suisse Group AG, 7.500%, 12/29/49	217,502	0.1
200,000		Deutsche Bank AG, 4.296%, 05/24/28	188,825	0.1
117,000		Discover Financial Services, 5.200%, 04/27/22	125,531	0.0
46,000		Discover Financial Services, 6.450%, 06/12/17	52,338	0.0
70,000		Discover Bank/Greenwood DE, 4.250%, 03/13/26	70,340	0.0
91,000		Duke Realty L.P., 3.875%, 02/15/21	91,320	0.0
139,000		Equity One, Inc., 3.750%, 11/15/22	134,145	0.0
100,000		Fifth Third Bancorp., 8.250%, 03/01/38	141,704	0.0
113,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	116,040	0.0
43,000		Ford Motor Co., 3.000%, 06/12/17	44,704	0.0
250,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	315,726	0.1
160,000		General Electric Capital Corp., 4.375%, 09/16/20	174,091	0.0
53,000		General Electric Capital Corp., 5.300%, 02/11/21	59,705	0.0
100,000		General Electric Capital Corp., 6.250%, 12/15/49	107,457	0.0
100,000		General Electric Capital Corp., 7.125%, 12/15/49	114,181	0.0
92,000		Genworth Holdings, Inc., 4.800%, 02/15/24	95,907	0.0
165,000		Genworth Holdings, Inc., 4.900%, 08/15/23	173,370	0.0
77,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	78,624	0.0
110,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	108,424	0.0
134,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	133,697	0.0
190,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	210,674	0.1
76,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	87,332	0.0
188,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	238,610	0.1
73,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	86,049	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	113,528	0.0
116,000		HCP, Inc., 4.250%, 11/15/23	118,816	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
112,000		HSBC USA, Inc., 5.000%, 09/27/20	$122,348	0.0
200,000		HSBC Holdings PLC, 4.250%, 03/14/24	200,679	0.1
76,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	76,610	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	211,318	0.1
400,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	407,422	0.1
200,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	192,500	0.1
146,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	152,570	0.0
103,000		JPMorgan Chase & Co., 1.625%, 05/15/18	101,280	0.0
173,000		JPMorgan Chase & Co., 3.375%, 05/01/23	164,104	0.0
184,000		JPMorgan Chase & Co., 6.000%, 12/29/49	182,160	0.0
62,000		JPMorgan Chase & Co., 6.125%, 12/29/49	61,287	0.0
130,000		Kimco Realty Corp., 3.125%, 06/01/23	121,842	0.0
80,000		MetLife, Inc., 3.048%, 12/15/22	77,724	0.0
200,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	201,311	0.1
51,000		Morgan Stanley, 3.750%, 02/25/23	50,779	0.0
168,000		Morgan Stanley, 4.100%, 05/22/23	166,634	0.0
114,000		Morgan Stanley, 5.000%, 11/24/25	117,574	0.0
115,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	123,625	0.0
132,000		ProLogis L.P., 4.250%, 08/15/23	134,524	0.0
200,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	197,919	0.1
81,000		Royal Bank of Scotland Group PLC, 6.000%, 12/19/23	83,256	0.0
51,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	53,598	0.0
122,000		Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	126,877	0.0
76,000		Simon Property Group L.P., 3.750%, 02/01/24	76,623	0.0
84,000		SLM Corp., 4.625%, 09/25/17	88,515	0.0
92,000		SLM Corp., 4.875%, 06/17/19	93,858	0.0
80,000		SLM Corp., 5.500%, 01/15/19	84,924	0.0
120,000		SLM Corp., 6.000%, 01/25/17	131,250	0.0
47,000		SLM Corp., 8.000%, 03/25/20	54,285	0.0
200,000	#	Societe Generale SA, 5.000%, 01/17/24	199,716	0.1
200,000	#	Societe Generale SA, 7.875%, 12/29/49	208,050	0.1
200,000	#	Standard Chartered PLC, 5.700%, 03/26/44	198,500	0.1
84,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	81,905	0.0
55,000		Wells Fargo & Co., 1.250%, 07/20/16	55,498	0.0
189,000		Wells Fargo & Co., 5.375%, 11/02/43	199,845	0.1
105,000		Weyerhaeuser Co., 4.625%, 09/15/23	109,720	0.0
			13,251,596	2.5

		Industrial: 0.2%
100,000		BE Aerospace, Inc., 5.250%, 04/01/22	103,375	0.1
150,000		Case New Holland, Inc., 7.875%, 12/01/17	176,625	0.1
94,000		Eaton Corp., 2.750%, 11/02/22	89,164	0.0
87,000		Eaton Corp., 4.150%, 11/02/42	81,581	0.0
82,000		FedEx Corp., 5.100%, 01/15/44	85,324	0.0
61,000		General Dynamics Corp., 2.250%, 11/15/22	56,370	0.0
77,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	78,778	0.0
87,000		Jabil Circuit, Inc., 7.750%, 07/15/16	99,180	0.0
45,000	#	Sealed Air Corp., 8.375%, 09/15/21	52,031	0.0
90,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	89,752	0.0
			912,180	0.2

		Technology: 0.2%
55,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	58,988	0.0
146,000		Apple Inc., 1.000%, 05/03/18	141,703	0.0
116,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	124,555	0.0
167,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	159,041	0.1
100,000		Hewlett-Packard Co., 2.600%, 09/15/17	103,144	0.0
81,000		Hewlett-Packard Co., 2.750%, 01/14/19	81,650	0.0
104,000		Intel Corp., 4.250%, 12/15/42	99,005	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
155,000		International Business Machines Corp., 3.625%, 02/12/24	$156,630	0.0
229,000		Oracle Corp., 3.625%, 07/15/23	232,378	0.1
100,000		Seagate HDD Cayman, 7.000%, 11/01/21	112,375	0.0
21,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	23,730	0.0
			1,293,199	0.2

		Utilities: 0.6%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	230,250	0.1
33,000		AES Corp., 8.000%, 10/15/17	39,146	0.0
134,000		Ameren Corp., 8.875%, 05/15/14	135,263	0.0
67,000		American Electric Power Co., Inc., 1.650%, 12/15/17	66,645	0.0
200,000	#	Calpine Corp., 6.000%, 01/15/22	211,000	0.1
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	44,031	0.0
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	137,766	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	100,287	0.0
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	215,000	0.1
107,000		Entergy Texas, Inc., 7.125%, 02/01/19	126,167	0.0
79,000		FirstEnergy Corp., 2.750%, 03/15/18	78,853	0.0
190,000		FirstEnergy Corp., 4.250%, 03/15/23	184,652	0.1
98,000		Indiana Michigan Power, 7.000%, 03/15/19	117,905	0.0
47,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	48,795	0.0
35,532	#	Juniper Generation, LLC, 6.790%, 12/31/14	34,643	0.0
279,000		Metropolitan Edison, 7.700%, 01/15/19	335,629	0.1
26,000		Nevada Power Co., 7.125%, 03/15/19	31,837	0.0
56,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	55,859	0.0
147,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	142,481	0.1
105,000		Nisource Finance Corp., 5.950%, 06/15/41	117,088	0.0
83,000		Nisource Finance Corp., 6.125%, 03/01/22	95,784	0.0
88,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	92,370	0.0
143,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	138,631	0.0
83,000		Southwestern Electric Power, 5.550%, 01/15/17	91,295	0.0
89,000		TransAlta Corp., 4.500%, 11/15/22	87,762	0.0
			2,959,139	0.6

	Total Corporate Bonds/Notes
	(Cost $39,171,989)		39,970,037	7.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.8%
172,030		Banc of America Alternative Loan Trust 2004-1, 4.750%, 02/25/19	173,582	0.1
130,000		Banc of America Commercial Mortgage Trust 2007-3, 5.598%, 06/10/49	133,092	0.0
120,000		Banc of America Commercial Mortgage Trust 2007-3, 5.598%, 06/10/49	118,978	0.0
150,000		Banc of America Commercial Mortgage Trust 2007-4, 5.892%, 02/10/51	154,480	0.0
110,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.182%, 09/10/47	115,565	0.0
200,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.182%, 09/10/47	202,463	0.1
160,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.182%, 09/10/47	166,153	0.0
70,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.339%, 07/10/43	72,260	0.0
74,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.390%, 03/11/41	73,668	0.0
190,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.803%, 07/10/42	186,675	0.1
170,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.038%, 11/10/38	178,681	0.1
52,231		Banc of America Mortgage 2005-J Trust, 2.756%, 11/25/35	49,137	0.0
105,362		Bear Stearns Alternative-A Trust, 0.794%, 07/25/34	100,791	0.0
144,071		Bear Stearns ARM Trust 2006-2, 2.709%, 07/25/36	118,950	0.0
25,658	#	Bear Stearns Commercial Mortgage Securities Trust 2002 Top6, 7.419%, 10/15/36	25,911	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.859%, 06/11/41	$198,797	0.1
70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	75,243	0.0
130,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.518%, 11/11/41	139,088	0.0
120,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.138%, 10/12/42	122,621	0.0
100,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.138%, 10/12/42	97,631	0.0
120,000		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	119,782	0.0
110,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.576%, 04/12/38	116,804	0.0
241,881	#	Beckman Coulter, Inc., 7.498%, 12/15/18	259,805	0.1
120,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.250%, 04/15/40	120,921	0.0
40,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.406%, 04/15/40	40,130	0.0
70,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.406%, 04/15/40	70,839	0.0
980,794	#,^	Citigroup Commercial Mortgage Trust, 2.234%, 09/10/45	110,151	0.0
104,570		Citigroup Mortgage Loan Trust 2006-AR9, 5.607%, 11/25/36	91,281	0.0
234,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.253%, 12/25/35	228,328	0.1
168,355		Citigroup Mortgage Loan Trust, Inc., 2.895%, 09/25/37	140,829	0.0
760,000	^	Commercial Mortgage Pass Through Certificates, 1.601%, 04/10/47	67,997	0.0
2,380,000	#,^	Commercial Mortgage Trust, 0.598%, 10/15/45	109,382	0.0
1,475,469	^	Commercial Mortgage Trust, 1.437%, 10/10/46	133,724	0.0
1,023,830	^	Commercial Mortgage Trust, 1.794%, 01/10/46	95,714	0.0
352,968	^	Commercial Mortgage Trust, 1.922%, 12/10/45	36,441	0.0
976,701	^	Commercial Mortgage Trust, 1.934%, 08/15/45	105,287	0.0
1,792,399	^	Commercial Mortgage Trust, 2.000%, 10/15/45	201,741	0.1
1,149,526	^	Commercial Mortgage Trust, 2.224%, 05/15/45	134,001	0.0
150,000		Commercial Mortgage Trust, 5.216%, 07/15/44	155,513	0.0
160,000		Commercial Mortgage Trust, 6.116%, 11/15/44	166,158	0.0
110,000	#	Commerical 2004-LNB2 Mortgage Trust, 6.256%, 03/10/39	118,659	0.0
40,000		Commerical 2007-C9 Mortgage Trust, 5.799%, 12/10/49	41,790	0.0
270,000		Commerical Mortgage Trust, 5.316%, 06/10/44	270,853	0.1
264,996		Countrywide Alternative Loan Trust, 0.274%, 06/25/36	222,297	0.1
176,341		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	159,068	0.0
320,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 5.978%, 02/15/41	331,287	0.1
340,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	343,423	0.1
23,384	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	23,448	0.0
300,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.577%, 04/12/49	304,995	0.1
50,000	#	Credit Suisse First Boston Mortgage Securities Corp., 6.135%, 05/15/36	54,393	0.0
945,207	#,^	DBUBS 2011-LC1 Mortgage Trust, 1.380%, 11/10/46	31,632	0.0
364,791		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.274%, 08/25/36	276,952	0.1
512,336		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.344%, 10/25/36	298,601	0.1
133,101		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	113,731	0.0
158,128		First Horizon Alternative Mortgage Securities, 0.454%, 12/25/36	97,238	0.0
93,005		First Horizon Alternative Mortgage Securities, 6.000%, 02/25/37	79,470	0.0
158,128	^	First Horizon Alternative Mortgage Securities, 6.546%, 12/25/36	32,398	0.0
48,899		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	41,932	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
130,691	#	Fosse Master PLC, 1.636%, 10/18/54	$132,258	0.0
165,000		GCCFC Commercial Mortgage Trust, 5.221%, 04/10/37	166,030	0.0
280,000		GCCFC Commercial Mortgage Trust, 6.025%, 12/10/49	283,392	0.1
80,000	#	GCCFC Commercial Mortgage Trust, 6.109%, 06/10/36	80,420	0.0
60,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.288%, 05/10/43	39,574	0.0
50,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	50,060	0.0
116,353	#	Gracechurch Mortgage Financing PLC, 1.785%, 11/20/56	117,597	0.0
96,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.987%, 08/10/38	95,985	0.0
974,866	^	GS Mortgage Securities Corp. II, 2.588%, 05/10/45	121,677	0.0
120,000	#	GS Mortgage Securities Trust 2011-GC3, 5.544%, 03/10/44	123,695	0.0
199,277		Homebanc Mortgage Trust, 1.014%, 08/25/29	188,580	0.1
71,699		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	61,751	0.0
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.603%, 05/15/41	38,414	0.0
1,000,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.360%, 12/15/47	26,523	0.0
3,184,946	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.675%, 01/15/46	88,164	0.0
230,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.935%, 04/15/30	228,562	0.1
100,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 1.555%, 10/15/30	100,150	0.0
2,200,284	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.941%, 12/15/47	224,293	0.1
1,807,071	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.003%, 06/16/45	172,423	0.0
90,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 5.549%, 08/12/40	92,909	0.0
40,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9, 5.723%, 06/12/41	34,219	0.0
100,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1, 0.355%, 03/15/46	99,174	0.0
130,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.040%, 10/15/42	134,038	0.0
100,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.129%, 10/15/42	93,049	0.0
1,615,671	^	JPMBB Commercial Mortgage Securities Trust 2013-C14, 1.035%, 08/15/46	79,634	0.0
271,432	#	Lanark Master Issuer PLC, 1.636%, 12/22/54	275,745	0.1
70,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	72,448	0.0
90,000	#	LB-UBS Commercial Mortgage Trust 2002-C4, 5.914%, 10/15/35	91,220	0.0
1,459,209	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	33,950	0.0
190,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.347%, 02/15/40	185,307	0.1
120,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	124,198	0.0
60,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	59,928	0.0
140,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	139,603	0.0
100,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	90,037	0.0
70,000		LB-UBS Commercial Mortgage Trust 2006-C4, 5.853%, 06/15/38	73,993	0.0
100,000		LB-UBS Commercial Mortgage Trust 2006-C4, 5.853%, 06/15/38	102,429	0.0
130,000		LB-UBS Commercial Mortgage Trust 2006-C4, 5.853%, 06/15/38	123,690	0.0
8,546,533	#,^	LB-UBS Commercial Mortgage Trust, 0.635%, 11/15/38	133,672	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
90,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	$94,466	0.0
125,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	126,548	0.0
90,000	#	LB-UBS Commercial Mortgage Trust, 5.561%, 10/15/36	83,877	0.0
180,000	#	LB-UBS Commercial Mortgage Trust, 6.007%, 09/15/39	190,835	0.1
180,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	172,400	0.0
60,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.750%, 11/15/26	62,575	0.0
10,213		Merrill Lynch Mortgage Investors Trust Series 2005-A8, 5.250%, 08/25/36	10,221	0.0
200,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	216,295	0.1
127,027		ML-CFC Commercial Mortgage Trust 2007-6, 5.331%, 03/12/51	127,427	0.0
2,062,528	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.740%, 02/15/46	199,262	0.1
1,428,328	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8, 1.504%, 12/15/48	98,029	0.0
1,634,841	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.883%, 08/15/45	151,925	0.0
1,559,120	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.163%, 11/15/45	165,201	0.0
370,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.357%, 04/14/40	370,872	0.1
170,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.377%, 04/14/40	145,747	0.0
200,000		Morgan Stanley Capital I Trust 2004-IQ7, 5.427%, 06/15/38	200,927	0.1
280,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	273,223	0.1
80,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	74,617	0.0
140,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.269%, 09/15/42	120,812	0.0
280,000		Morgan Stanley Capital I Trust 2006-HQ10, 5.389%, 11/12/41	283,947	0.1
143,826		Morgan Stanley Capital I Trust 2007-HQ13, 5.649%, 12/15/44	148,738	0.0
120,000		Morgan Stanley Capital I Trust 2007-TOP27, 5.648%, 06/11/42	130,670	0.0
150,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.281%, 01/11/43	156,127	0.0
300,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	316,208	0.1
100,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	104,463	0.0
130,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	141,500	0.0
130,000		Morgan Stanley Capital I, 5.202%, 08/13/42	130,384	0.0
170,000		Morgan Stanley Capital I, 5.336%, 01/14/42	173,271	0.1
63,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 6.833%, 09/15/37	62,864	0.0
401,820	#	Morgan Stanley Re-REMIC Trust 2010-C30, 5.246%, 12/17/43	403,417	0.1
91,937		RALI Trust, 6.000%, 09/25/35	89,175	0.0
3,850,097	#,^	RBSCF Trust, 0.952%, 04/15/24	24,924	0.0
196,000	#	Silverstone Master Issuer PLC, 1.787%, 01/21/55	198,645	0.1
241,166	#	Springleaf Mortgage Loan Trust 2013-3, 1.870%, 09/25/57	241,740	0.1
127,125		Structured Asset Mortgage Investments, Inc., 0.636%, 04/19/35	118,545	0.0
250,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	268,614	0.1
974,880	#,^	UBS-Barclays Commercial Mortgage Trust, 2.162%, 08/10/49	116,917	0.0
220,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.417%, 03/15/42	218,528	0.1
110,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 5.953%, 02/15/51	104,654	0.0
302,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 5.953%, 02/15/51	314,256	0.1
90,429		WaMu Mortgage Pass Through Certificates, 1.830%, 10/25/36	73,651	0.0
128,988		WaMu Mortgage Pass Through Certificates, 2.324%, 12/25/36	115,059	0.0
211,076		WaMu Mortgage Pass-Through Certificates, 2.255%, 07/25/37	178,342	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,421,162	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.225%, 08/15/45	$160,687	0.0
979,253	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5, 2.128%, 10/15/45	113,475	0.0
468,951		Wells Fargo Mortgage Backed Securities 2005-AR14 Trust, 5.346%, 08/25/35	487,888	0.1
138,082		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.613%, 09/25/35	129,478	0.0
1,111,136	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.588%, 06/15/45	103,079	0.0
124,881		Wells Fargo Mortgage Backed Securities Trust, 5.568%, 04/25/36	123,553	0.0

	Total Collateralized Mortgage Obligations
	(Cost $20,009,793)		20,347,610	3.8

U.S. TREASURY OBLIGATIONS: 3.4%
		U.S. Treasury Bonds: 0.6%
660,000		3.125%, due 02/15/43	607,509	0.1
2,526,000		3.750%, due 11/15/43	2,615,595	0.5
			3,223,104	0.6

		U.S. Treasury Notes: 2.8%
90,000		0.125%, due 04/30/15	89,990	0.0
4,582,000		0.375%, due 03/31/16	4,577,523	0.9
2,211,000		0.750%, due 03/15/17	2,203,140	0.4
102,000		1.375%, due 09/30/18	101,127	0.0
3,644,000		1.625%, due 03/31/19	3,626,775	0.7
2,119,000		2.250%, due 03/31/21	2,118,480	0.4
2,258,000		2.750%, due 02/15/24	2,263,469	0.4
			14,980,504	2.8

	Total U.S. Treasury Obligations
	(Cost $18,148,432)		18,203,608	3.4

ASSET-BACKED SECURITIES: 2.0%
		Automobile Asset-Backed Securities: 0.2%
190,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	191,879	0.1
20,000		BMW Vehicle Owner Trust, 0.670%, 11/27/17	20,021	0.0
50,000		BMW Vehicle Owner Trust, 1.120%, 04/27/20	49,836	0.0
70,000		Capital Auto Receivables Asset Trust / Ally, 2.220%, 01/22/19	70,138	0.0
70,000		CarMax Auto Owner Trust, 1.280%, 05/15/19	69,834	0.0
70,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	69,987	0.0
30,000		Hyundai Auto Receivables Trust 2013-C, 1.550%, 03/15/19	30,292	0.0
30,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	30,493	0.0
120,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	124,830	0.0
110,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	113,624	0.0
70,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	70,371	0.0
110,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	116,434	0.0
180,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	180,323	0.1
50,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	50,567	0.0
40,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	39,830	0.0
			1,228,459	0.2

		Credit Card Asset-Backed Securities: 0.0%
90,000		Chase Issuance Trust, 0.615%, 04/15/19	89,263	0.0
100,000		Chase Issuance Trust, 1.010%, 10/15/18	100,009	0.0
50,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	57,017	0.0
			246,289	0.0

		Other Asset-Backed Securities: 1.8%
250,000	#	Ares VIR CLO Ltd., 2.134%, 03/12/18	249,050	0.1
286,030	#	Ares VR CLO Ltd., 2.136%, 02/24/18	283,692	0.1
500,000	#	Ares XII CLO Ltd., 2.235%, 11/25/20	497,965	0.1
9,111	#	Atrium CDO Corp., 0.564%, 10/27/16	9,102	0.0
250,000	#	Atrium III, 6.334%, 10/27/16	250,330	0.1
500,000	#	Babson CLO, Inc. 2005-III, 0.637%, 11/10/19	487,887	0.1
250,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.005%, 06/20/17	242,544	0.0
250,000	#	Blackrock Senior Income Series II, 2.085%, 05/25/17	245,593	0.0
250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 3.687%, 01/21/21	250,877	0.1
200,000	#	Carlyle Arnage CLO Ltd., 1.734%, 08/27/21	201,883	0.0
200,000	#	Castle Garden Funding, 1.986%, 10/27/20	198,084	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
100,000	#	Castle Garden Funding, 6.560%, 10/27/20	$108,419	0.0
32,069		Chase Funding Trust Series 2003-5, 0.754%, 07/25/33	30,853	0.0
200,000	#	CIFC Funding 2006-I Ltd., 0.637%, 10/20/20	194,977	0.0
200,000	#	CIFC Funding 2006-II Ltd., 1.836%, 03/01/21	191,278	0.0
181,879		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	166,871	0.0
159,637		Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	162,407	0.0
108,566	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	108,859	0.0
500,000	#	Dryden VIII Leveraged Loan CDO 2005, 1.986%, 05/22/17	492,701	0.1
500,000	#	Eaton Vance CDO IX Ltd., 0.887%, 04/20/19	485,197	0.1
122,712	#	Emporia Preferred Funding II Corp., 0.517%, 10/18/18	122,515	0.0
229,990		FBR Securitization Trust, 0.834%, 10/25/35	196,169	0.0
250,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 3.685%, 10/28/19	250,114	0.1
250,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.934%, 08/21/20	240,951	0.0
280,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 1.834%, 08/21/20	265,431	0.1
100,000	#	Invitation Homes 2013-SFR1 Trust, 2.100%, 12/17/30	99,940	0.0
330,000	#	Kingsland III Ltd., 0.886%, 08/24/21	312,973	0.1
225,000	#	Madison Park Funding I Ltd., 1.007%, 05/10/19	223,588	0.0
330,000	#	Madison Park Funding Ltd., 2.137%, 05/10/19	330,080	0.1
100,000		Madison Park Funding Ltd., 4.987%, 05/10/19	100,115	0.0
574,570		Securitized Asset Backed Receivables LLC Trust 2006-NC2, 0.394%, 03/25/36	487,448	0.1
300,000	#	Silverado CLO 2006-I Ltd., 1.987%, 04/11/20	293,013	0.1
200,000	#	Stanfield Arnage CLO Ltd., 2.434%, 08/27/21	198,283	0.0
300,000	#	Stanfield Azure CLO Ltd., 0.934%, 05/27/20	294,530	0.1
300,000	#	Stanfield Bristol CLO Ltd, 0.686%, 10/15/19	296,147	0.1
50,000	#	Trade MAPS 1 Ltd., 2.400%, 12/10/18	50,359	0.0
600,000	#	WhiteHorse III Ltd./Corp, 0.988%, 05/01/18	595,249	0.1
400,000	#	WhiteHorse III Ltd/Corp, 2.088%, 05/01/18	393,943	0.1
			9,609,417	1.8

	Total Asset-Backed Securities
	(Cost $11,037,033)		11,084,165	2.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.6%
		Federal Home Loan Mortgage Corporation: 1.7%##
40,163		0.100%, due 03/15/27	39,767	0.0
276,000	W	3.000%, due 05/01/43	265,316	0.1
792,000	W	3.500%, due 08/15/41	793,361	0.2
256,000	W	4.000%, due 12/15/40	264,730	0.1
631,045		4.000%, due 12/01/41	656,219	0.1
606,158		4.500%, due 08/01/41	647,861	0.1
1,080,786		4.500%, due 09/01/41	1,155,008	0.2
57,737		4.500%, due 01/15/42	59,570	0.0
234,607	^	4.975%, due 03/15/33	247,842	0.0
123,866		5.000%, due 08/15/16	124,060	0.0
168,074		5.000%, due 12/15/17	177,636	0.0
222,125		5.000%, due 02/15/35	238,352	0.0
328,533		5.500%, due 12/15/32	359,199	0.1
89,348		5.500%, due 09/15/34	96,947	0.0
724,855		5.500%, due 02/15/36	785,985	0.1
320,795		5.500%, due 06/15/37	350,350	0.1
19,573		5.500%, due 07/01/37	21,612	0.0
321,626		5.500%, due 07/15/37	353,030	0.1
254,122		6.000%, due 12/15/28	279,383	0.1
382,196		6.000%, due 01/15/29	423,860	0.1
392,247		6.000%, due 07/15/32	435,659	0.1
617,015		6.000%, due 10/15/37	675,237	0.1
3,393,273	^	6.445%, due 06/15/41	683,083	0.1
11,715		6.500%, due 12/01/31	13,265	0.0
			9,147,332	1.7

		Federal National Mortgage Association: 1.6%##
818,523		0.654%, due 12/25/40	820,909	0.2
195,662		0.674%, due 03/25/37	196,823	0.0
81,934		2.000%, due 11/25/42	80,681	0.0
742,000	W	3.000%, due 10/25/26	760,318	0.1
423,854		3.000%, due 01/25/38	438,617	0.1
1,070,000	W	3.000%, due 05/01/43	1,030,042	0.2
485,000	W	3.500%, due 01/25/26	507,355	0.1
1,000	W	3.500%, due 12/25/40	1,003	0.0
415,524		4.000%, due 07/01/42	432,639	0.1
57,432		4.000%, due 07/01/42	59,790	0.0
67,540		4.000%, due 07/01/42	70,305	0.0
127,126		4.500%, due 11/01/40	135,979	0.0
194,161		4.500%, due 09/01/41	207,506	0.0
344,696		4.500%, due 10/01/41	368,501	0.1
115,501		5.000%, due 06/01/33	126,941	0.0
102,672		5.000%, due 07/25/34	105,460	0.0
157,880		5.000%, due 07/01/35	172,868	0.0
28,648		5.000%, due 02/01/36	31,286	0.0
10,151		5.000%, due 07/01/36	11,108	0.0
306,585		5.000%, due 07/01/37	336,777	0.1
249,920		5.000%, due 07/01/37	273,988	0.1
352,659		5.000%, due 11/01/40	385,339	0.1
107,095		5.000%, due 05/01/41	117,606	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Federal National Mortgage Association: (continued)
	215,218		5.000%, due 06/01/41	$236,325	0.1
	130,087		5.000%, due 06/01/41	142,723	0.0
	359,746		5.500%, due 12/01/36	399,680	0.1
	10,074		6.000%, due 06/01/16	10,411	0.0
	3,352		6.000%, due 07/01/16	3,463	0.0
	26,367		6.000%, due 07/01/16	27,440	0.0
	4,047		6.000%, due 08/01/16	4,214	0.0
	6,123		6.000%, due 10/01/16	6,345	0.0
	5,807		6.000%, due 10/01/16	5,999	0.0
	34,567		6.000%, due 03/01/17	35,987	0.0
	5,085		6.000%, due 04/01/17	5,299	0.0
	3,985		6.000%, due 04/01/17	4,085	0.0
	1,875		6.000%, due 04/01/17	1,883	0.0
	29,892		6.000%, due 06/01/17	31,262	0.0
	7,860		6.000%, due 09/01/17	8,229	0.0
	29,667		6.000%, due 10/01/17	31,024	0.0
	29,249		6.000%, due 11/01/17	30,784	0.0
	208,065		6.000%, due 07/25/29	228,785	0.1
	349,419		6.000%, due 04/25/31	389,135	0.1
	8,457		7.000%, due 06/01/29	9,426	0.0
	1,451		7.000%, due 10/01/29	1,669	0.0
	10,645		7.000%, due 10/01/31	10,964	0.0
	4,090		7.000%, due 01/01/32	4,611	0.0
	1,641		7.000%, due 04/01/32	1,846	0.0
	2,435		7.000%, due 05/01/32	2,737	0.0
	3,294		7.500%, due 11/01/29	3,727	0.0
	4,337		7.500%, due 10/01/30	4,410	0.0
	17,915		7.500%, due 10/01/30	19,634	0.0
				8,333,938	1.6

			Government National Mortgage Association: 0.3%
	16,317,180	^	0.630%, due 07/20/39	290,673	0.1
	3,951,639	^	0.677%, due 12/16/43	214,137	0.0
	35,505		1.625%, due 04/20/28	36,965	0.0
	9,282		1.625%, due 12/20/29	9,685	0.0
	175,532		4.000%, due 11/20/40	184,849	0.0
	318,659		4.500%, due 08/20/41	344,458	0.1
	124,000		4.750%, due 05/20/39	133,112	0.0
	199,625		5.140%, due 10/20/60	220,965	0.1
	169,564		5.288%, due 10/20/60	189,345	0.0
	93,102		7.000%, due 05/16/32	105,305	0.0
				1,729,494	0.3

		Total U.S. Government Agency Obligations
		(Cost $18,952,566)		19,210,764	3.6

FOREIGN GOVERNMENT BONDS: 2.2%
	263,997		Argentina Government International Bond, 2.500%, 12/31/38	112,199	0.0
	60,652		Argentina Government International Bond, 8.280%, 12/31/33	48,309	0.0
	258,000		Republic of Belarus, 8.750%, 08/03/15	262,515	0.1
	53,000		Belize Government International Bond, 5.000%, 02/20/38	37,431	0.0
	99,700	#	Belize Government International Bond, 5.000%, 02/20/38	70,413	0.0
	45,000	L	Brazilian Government International Bond, 2.625%, 01/05/23	39,937	0.0
	100,000		Federal Republic of Brazil, 5.625%, 01/07/41	101,800	0.0
EUR	10,000		Bundesobligation, 1.000%, 02/22/19	14,022	0.0
EUR	20,000		Bundesrepublik Deutschland, 1.750%, 02/15/24	28,004	0.0
EUR	260,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	362,555	0.1
EUR	50,000		Bundesschatzanweisungen, 0.150%, 12/11/15	68,713	0.0
EUR	330,000		Bundesschatzanweisungen, 0.250%, 03/11/16	455,501	0.1
CAD	100,000		Canadian Government Bond, 3.500%, 12/01/45	100,416	0.0
	600,000	L	Colombia Government International Bond, 2.625%, 03/15/23	541,500	0.1
	128,000		Colombia Government International Bond, 8.125%, 05/21/24	167,040	0.0
	100,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	102,750	0.0
	250,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	231,250	0.1
	20,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	18,900	0.0
	25,000		El Salvador Government International Bond, 7.650%, 06/15/35	25,000	0.0
	91,000		Guatemala Government Bond, 8.125%, 10/06/34	115,206	0.0
	200,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	209,000	0.1
	110,000	L	Hungary Government International Bond, 5.375%, 02/21/23	112,079	0.0
	134,000	L	Hungary Government International Bond, 7.625%, 03/29/41	155,105	0.0
	254,000		Indonesia Government International Bond, 3.750%, 04/25/22	240,983	0.1
	405,000		Indonesia Government International Bond, 11.625%, 03/04/19	552,319	0.1
	200,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	189,000	0.0
	200,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	204,500	0.1
	240,000		Lebanon Government International Bond, 6.100%, 10/04/22	237,672	0.1
	228,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	249,929	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
MXN	6,490,000		Mexican Bonos, 6.500%, 06/10/21	$520,933	0.1
	104,000		Mexico Government International Bond, 4.000%, 10/02/23	105,170	0.0
	30,000		Mexico Government International Bond, 4.750%, 03/08/44	28,650	0.0
	100,000		Pakistan Government International Bond, 6.875%, 06/01/17	102,500	0.0
	118,000		Panama Government International Bond, 6.700%, 01/26/36	139,240	0.0
	143,000		Peruvian Government International Bond, 5.625%, 11/18/50	152,652	0.0
	174,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	130,935	0.0
	181,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	135,750	0.0
	220,200		Petroleos de Venezuela SA, 9.750%, 05/17/35	156,342	0.0
	80,000		Petroleos Mexicanos, 3.500%, 07/18/18	83,200	0.0
	19,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	19,665	0.0
	39,000		Petroleos Mexicanos, 5.500%, 01/21/21	42,802	0.0
	280,000		Petroleos Mexicanos, 5.500%, 06/27/44	271,600	0.1
	226,667		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	244,517	0.1
	410,000		Philippine Government International Bond, 4.000%, 01/15/21	432,037	0.1
	100,000		Philippine Government International Bond, 7.750%, 01/14/31	137,125	0.0
	100,000		Republic of the Philippines, 6.375%, 10/23/34	124,500	0.0
	60,000		Poland Government International Bond, 3.000%, 03/17/23	56,250	0.0
	96,000		Poland Government International Bond, 5.000%, 03/23/22	105,000	0.0
	10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	9,863	0.0
	84,000		Romanian Government International Bond, 6.750%, 02/07/22	98,175	0.0
	200,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	199,500	0.0
	870,565		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	992,009	0.2
	200,000		South Africa Government International Bond, 5.875%, 09/16/25	215,600	0.1
EUR	375,000	#	Spain Government Bond, 5.150%, 10/31/44	595,039	0.1
	200,000		Turkey Government International Bond, 6.000%, 01/14/41	197,250	0.0
	324,000		Turkey Government International Bond, 7.375%, 02/05/25	372,438	0.1
GBP	30,000		United Kingdom Gilt, 1.250%, 07/22/18	49,107	0.0
GBP	40,000		United Kingdom Gilt, 2.250%, 09/07/23	63,972	0.0
GBP	370,000		United Kingdom Gilt, 3.250%, 01/22/44	586,613	0.1
GBP	10,000		United Kingdom Gilt, 4.250%, 06/07/32	18,830	0.0
GBP	210,000		United Kingdom Gilt, 4.750%, 09/07/15	371,135	0.1
	67,000		Uruguay Government International Bond, 4.500%, 08/14/24	68,842	0.0
	49,871		Uruguay Government International Bond, 7.625%, 03/21/36	64,084	0.0
	28,324	&	Uruguay Government International Bond, 7.875%, 01/15/33	37,246	0.0
	96,045		Uruguay Government International Bond, 8.000%, 11/18/22	122,217	0.0

			Total Foreign Government Bonds
			(Cost $12,216,155)	12,104,836	2.2

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Interest Rate Swaptions: 0.0%
11,097,000	@	Receive a fixed rate equal to 1.490% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Strike @ 1.490, Exp. 06/23/14 Counterparty: Goldman Sachs & Co.	4,521	0.0
11,097,000	@	Receive a fixed rate equal to 2.000% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Strike @ 2.000, Exp. 06/23/14 Counterparty: Goldman Sachs & Co.	89,072	0.0
28,198,000	@	Receive a floating rate equal to the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.240%, Strike @ 1.240, Exp. 06/12/14 Counterparty: JPMorgan Chase & Co.	69,687	0.0
			163,280	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Options on Currencies: 0.0%
2,769,000	@	AUD Call vs. USD Put Currency Option, Strike @ 0.930, Exp. 04/16/14 Counterparty: JPMorgan Chase & Co.	$15,416	0.0
2,869,000	@	CAD Call vs. USD Put Currency Option, Strike @ 1.080, Exp. 06/17/14 Counterparty: HSBC	12,231	0.0
56,200	@	CAD Put vs. USD Call Currency Option, Strike @ 0.000, Exp. 06/23/14 Counterparty: Credit Suisse Group AG	2,481	0.0
2,395,000	@	JPY Call vs. USD Put Currency Option, Strike @ 100.750, Exp. 05/28/14 Counterparty: Barclays Bank PLC	12,711	0.0
2,921,000	@	Put USD vs. Eur Call Currency Option, Strike @ 1.420, Exp. 06/30/14 Counterparty: Deutsche Bank AG	8,763	0.0
1,368,000	@	USD Call vs. EUR Put Currency Option, Strike @ 1.320, Exp. 07/31/14 Counterparty: Deutsche Bank AG	5,699	0.0
			57,301	0.0

	Total Purchased Options
	(Cost $200,435)		220,581	0.0

	Total Long-Term Investments
	(Cost $454,036,912)		500,257,622	92.8

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
			Securities Lending Collateralcc(1): 0.7%
	699,038		Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $699,039, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $713,020, due 01/31/16-11/01/43)	699,038	0.1
	1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $1,020,000, due 04/03/14-02/15/41)	1,000,000	0.2
	1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 03/27/17-03/01/48)	1,000,000	0.2
	1,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $1,020,000, due 06/30/17)	1,000,000	0.2
				3,699,038	0.7

			Foreign Government Bonds: 0.0%
NGN	20,000,000	Z	Nigeria Treasury Bill, 10.860%, 04/10/14
			(Cost $120,811)	120,811	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.2%
16,927,687	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $16,927,687)	16,927,687	3.2

	Total Short-Term Investments
	(Cost $20,747,536)	20,747,536	3.9

	Total Investments in Securities (Cost $474,784,448)	$521,005,158	96.7
	Assets in Excess of Other Liabilities	17,646,333	3.3
	Net Assets	$538,651,491	100.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security
&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
NGN	Nigerian Naira

Cost for federal income tax purposes is $476,305,934.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$50,467,636
Gross Unrealized Depreciation	(5,768,412)

Net Unrealized Appreciation	$44,699,224

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$40,883,978	$6,864,696	$–	$47,748,674
Consumer Staples	19,976,913	5,422,170	–	25,399,083
Energy	22,890,658	4,423,341	–	27,313,999
Financials	45,125,457	15,175,218	–	60,300,675
Health Care	31,354,800	6,198,145	–	37,552,945
Industrials	32,307,915	6,897,146	–	39,205,061
Information Technology	45,150,295	1,696,509	–	46,846,804

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Materials	$11,403,906	$4,372,466	$–	$15,776,372
Telecommunication Services	3,236,066	2,813,222	–	6,049,288
Utilities	12,391,056	1,431,627	–	13,822,683
Total Common Stock	264,721,044	55,294,540	–	320,015,584
Exchange-Traded Funds	58,251,182	–	–	58,251,182
Preferred Stock	849,255	–	–	849,255
Purchased Options	–	220,581	–	220,581
Corporate Bonds/Notes	–	39,970,037	–	39,970,037
Collateralized Mortgage Obligations	–	20,087,805	259,805	20,347,610
Short-Term Investments	16,927,687	3,819,849	–	20,747,536
U.S. Treasury Obligations	–	18,203,608	–	18,203,608
Foreign Government Bonds	–	12,104,836	–	12,104,836
Asset-Backed Securities	–	11,033,806	50,359	11,084,165
U.S. Government Agency Obligations	–	19,210,764	–	19,210,764
Total Investments, at fair value	$340,749,168	$179,945,826	$310,164	$521,005,158
Other Financial Instruments+
Centrally Cleared Swaps	–	8,264	–	8,264
Forward Foreign Currency Contracts	–	1,199,367	–	1,199,367
Futures	139,424	–	–	139,424
OTC Swaps	–	60,835	–	60,835
Total Assets	$340,888,592	$181,214,292	$310,164	$522,413,048
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(98,247)	$–	$(98,247)
Forward Foreign Currency Contracts	–	(1,111,912)	–	(1,111,912)
Futures	(175,225)	–	–	(175,225)
OTC Swaps	–	(133,505)	–	(133,505)
Written Options	–	(98,472)	–	(98,472)
Total Liabilities	$(175,225)	$(1,442,136)	$–	$(1,617,361)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Philippine Peso	12,462,230	Buy	05/09/14	$277,000	$278,358	$1,358
Barclays Bank PLC	EU Euro	1,046,173	Buy	05/09/14	1,442,020	1,441,154	(866)
Barclays Bank PLC	Australian Dollar	1,850,877	Buy	05/09/14	1,688,000	1,712,141	24,141
Barclays Bank PLC	EU Euro	2,720,496	Buy	05/09/14	3,749,869	3,747,616	(2,253)
Barclays Bank PLC	Japanese Yen	23,808,709	Buy	05/09/14	233,000	230,718	(2,282)
Barclays Bank PLC	Norwegian Krone	1,547,871	Buy	05/09/14	255,000	258,133	3,133
Barclays Bank PLC	Canadian Dollar	331,003	Buy	05/09/14	294,000	299,153	5,153
Barclays Bank PLC	Norwegian Krone	1,448,925	Buy	05/09/14	238,000	241,632	3,632
Barclays Bank PLC	Australian Dollar	400,137	Buy	05/09/14	361,000	370,144	9,144
Barclays Bank PLC	Australian Dollar	1,250,916	Buy	05/09/14	1,127,000	1,157,151	30,151
Barclays Bank PLC	Canadian Dollar	282,320	Buy	05/09/14	254,000	255,155	1,155
Barclays Bank PLC	Norwegian Krone	1,620,775	Buy	05/09/14	271,000	270,291	(709)
Barclays Bank PLC	British Pound	131,788	Buy	05/09/14	220,624	219,650	(974)
Barclays Bank PLC	South Korean Won	351,747,000	Buy	05/09/14	330,000	330,466	466
Barclays Bank PLC	Swiss Franc	1,500,454	Buy	05/09/14	1,700,000	1,697,752	(2,248)
Barclays Bank PLC	British Pound	167,245	Buy	05/09/14	280,000	278,745	(1,255)
Barclays Bank PLC	New Zealand Dollar	679,564	Buy	05/09/14	568,000	587,973	19,973
Barclays Bank PLC	Canadian Dollar	301,023	Buy	05/09/14	270,000	272,058	2,058
Barclays Bank PLC	Japanese Yen	22,967,123	Buy	05/09/14	224,000	222,562	(1,438)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Mexican Peso	3,761,795	Buy	06/06/14	$282,000	$286,676	$4,676
Barclays Bank PLC	Brazilian Real	655,644	Buy	06/06/14	273,881	284,003	10,122
Barclays Bank PLC	Brazilian Real	85,418	Buy	06/06/14	35,682	37,001	1,319
Barclays Bank PLC	Brazilian Real	260,872	Buy	06/06/14	108,974	113,001	4,027
Barclays Bank PLC	Polish Zloty	2,243,703	Buy	06/06/14	731,801	738,913	7,112
Barclays Bank PLC	South Korean Won	788,682,805	Buy	05/09/14	723,761	740,967	17,206
Barclays Bank PLC	Russian Ruble	535,845	Buy	06/06/14	14,677	15,010	333
Barclays Bank PLC	Peruvian Nuevo Sol	748,104	Buy	06/06/14	263,000	263,833	833
Citigroup, Inc.	Australian Dollar	172,646	Buy	05/09/14	160,000	159,705	(295)
Citigroup, Inc.	Norwegian Krone	1,526,922	Buy	05/09/14	254,000	254,639	639
Citigroup, Inc.	Australian Dollar	290,346	Buy	05/09/14	267,000	268,583	1,583
Citigroup, Inc.	British Pound	302,193	Buy	05/09/14	499,000	503,661	4,661
Citigroup, Inc.	Norwegian Krone	3,272,854	Buy	05/09/14	540,000	545,802	5,802
Citigroup, Inc.	Swedish Krona	1,602,384	Buy	05/09/14	251,000	247,431	(3,569)
Citigroup, Inc.	Australian Dollar	137,920	Buy	05/09/14	124,000	127,582	3,582
Citigroup, Inc.	Australian Dollar	131,873	Buy	05/09/14	119,000	121,988	2,988
Citigroup, Inc.	Japanese Yen	35,645,640	Buy	05/09/14	348,000	345,423	(2,577)
Citigroup, Inc.	Canadian Dollar	843,401	Buy	05/09/14	760,000	762,248	2,248
Citigroup, Inc.	Mexican Peso	7,284,930	Buy	06/06/14	555,000	555,165	165
Citigroup, Inc.	New Zealand Dollar	250,926	Buy	06/06/14	213,000	216,607	3,607
Citigroup, Inc.	Japanese Yen	58,782,892	Buy	05/09/14	576,670	569,633	(7,037)
Citigroup, Inc.	Japanese Yen	118,156,294	Buy	05/09/14	1,153,341	1,144,990	(8,351)
Citigroup, Inc.	Japanese Yen	58,788,659	Buy	05/09/14	576,670	569,689	(6,981)
Citigroup, Inc.	New Zealand Dollar	70,518	Buy	06/06/14	60,000	60,873	873
Citigroup, Inc.	Swiss Franc	189,985	Buy	05/09/14	211,000	214,967	3,967
Citigroup, Inc.	Australian Dollar	214,315	Buy	05/09/14	189,618	198,250	8,632
Citigroup, Inc.	Danish Krone	849,772	Buy	05/09/14	153,993	156,844	2,851
Citigroup, Inc.	Japanese Yen	589,165,842	Buy	05/09/14	5,812,102	5,709,292	(102,810)
Citigroup, Inc.	Hong Kong Sar Dollar	83,689	Buy	05/09/14	10,779	10,791	12
Citigroup, Inc.	Indian Rupee	9,798,120	Buy	05/09/14	153,000	162,082	9,082
Citigroup, Inc.	Thai Baht	4,334,011	Buy	05/09/14	130,159	133,380	3,221
Credit Suisse Group AG	Swedish Krona	3,235,959	Buy	05/09/14	501,000	499,678	(1,322)
Credit Suisse Group AG	Canadian Dollar	630,785	Buy	05/09/14	563,000	570,090	7,090
Credit Suisse Group AG	Swedish Krona	3,710,772	Buy	05/09/14	585,000	572,996	(12,004)
Credit Suisse Group AG	Canadian Dollar	663,978	Buy	05/09/14	600,000	600,089	89
Credit Suisse Group AG	EU Euro	2,495,514	Buy	05/09/14	3,477,000	3,437,693	(39,307)
Credit Suisse Group AG	EU Euro	426,309	Buy	05/09/14	595,000	587,262	(7,738)
Credit Suisse Group AG	Norwegian Krone	1,584,752	Buy	05/09/14	267,000	264,283	(2,717)
Credit Suisse Group AG	British Pound	81,268	Buy	05/09/14	135,000	135,448	448
Credit Suisse Group AG	EU Euro	249,167	Buy	05/09/14	344,000	343,240	(760)
Credit Suisse Group AG	EU Euro	799,179	Buy	05/09/14	1,097,310	1,100,909	3,599
Credit Suisse Group AG	British Pound	245,186	Buy	05/09/14	410,000	408,648	(1,352)
Credit Suisse Group AG	Australian Dollar	602,694	Buy	05/09/14	537,000	557,517	20,517
Credit Suisse Group AG	New Zealand Dollar	681,945	Buy	05/09/14	563,000	590,033	27,033
Credit Suisse Group AG	New Zealand Dollar	992,237	Buy	05/09/14	818,000	858,504	40,504
Credit Suisse Group AG	Swiss Franc	461,240	Buy	05/09/14	520,000	521,890	1,890
Credit Suisse Group AG	Australian Dollar	454,596	Buy	05/09/14	405,000	420,521	15,521
Credit Suisse Group AG	British Pound	169,999	Buy	05/09/14	278,000	283,336	5,336

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Swedish Krona	1,696,500	Buy	05/09/14	$261,000	$261,964	$964
Credit Suisse Group AG	Australian Dollar	1,175,814	Buy	05/09/14	1,041,000	1,087,678	46,678
Credit Suisse Group AG	Australian Dollar	587,870	Buy	05/09/14	520,500	543,805	23,305
Credit Suisse Group AG	Norwegian Krone	993,770	Buy	05/09/14	157,518	165,728	8,210
Credit Suisse Group AG	Singapore Dollar	99,066	Buy	05/09/14	77,684	78,756	1,072
Credit Suisse Group AG	Chilean Peso	4,746,163	Buy	06/06/14	8,430	8,596	166
Credit Suisse Group AG	Turkish Lira	4,904	Buy	06/06/14	2,159	2,247	88
Deutsche Bank AG	South Korean Won	586,384,000	Buy	05/09/14	547,000	550,908	3,908
Deutsche Bank AG	Australian Dollar	2,477,770	Buy	05/09/14	2,271,000	2,292,043	21,043
Deutsche Bank AG	EU Euro	207,948	Buy	05/09/14	287,000	286,458	(542)
Deutsche Bank AG	British Pound	516,125	Buy	05/09/14	853,000	860,219	7,219
Deutsche Bank AG	British Pound	136,553	Buy	05/09/14	227,000	227,591	591
Deutsche Bank AG	Australian Dollar	338,587	Buy	05/09/14	303,000	313,207	10,207
Deutsche Bank AG	Canadian Dollar	300,804	Buy	05/09/14	270,000	271,860	1,860
Deutsche Bank AG	Colombian Peso	800,396,000	Buy	06/06/14	401,000	403,871	2,871
Deutsche Bank AG	Australian Dollar	558,041	Buy	05/09/14	499,000	516,212	17,212
Deutsche Bank AG	Swedish Krona	3,402,828	Buy	05/09/14	520,000	525,445	5,445
Deutsche Bank AG	Canadian Dollar	556,216	Buy	05/09/14	502,000	502,696	696
Deutsche Bank AG	Swiss Franc	445,525	Buy	05/09/14	502,000	504,108	2,108
Deutsche Bank AG	Swiss Franc	438,178	Buy	05/09/14	494,000	495,795	1,795
Deutsche Bank AG	British Pound	132,743	Buy	05/09/14	221,000	221,240	240
Deutsche Bank AG	British Pound	202,718	Buy	05/09/14	336,000	337,867	1,867
Deutsche Bank AG	Norwegian Krone	1,600,311	Buy	05/09/14	260,000	266,878	6,878
Deutsche Bank AG	New Zealand Dollar	1,188,725	Buy	05/09/14	970,000	1,028,511	58,511
Deutsche Bank AG	EU Euro	44,740	Buy	05/09/14	60,469	61,631	1,162
Deutsche Bank AG	EU Euro	7,796,871	Buy	05/09/14	10,538,055	10,740,571	202,516
Deutsche Bank AG	New Zealand Dollar	2,052,921	Buy	05/09/14	1,663,995	1,776,231	112,236
Deutsche Bank AG	South Korean Won	222,564,000	Buy	05/09/14	204,000	209,099	5,099
Deutsche Bank AG	Malaysian Ringgit	418,221	Buy	05/09/14	124,323	128,257	3,934
Deutsche Bank AG	Philippine Peso	38,553,978	Buy	05/09/14	844,741	861,147	16,406
Deutsche Bank AG	Czech Koruna	691,978	Buy	06/06/14	34,924	34,740	(184)
Goldman Sachs & Co.	Australian Dollar	1,948,187	Buy	05/09/14	1,736,000	1,802,156	66,156
Goldman Sachs & Co.	Canadian Dollar	1,226,041	Buy	05/09/14	1,112,000	1,108,070	(3,930)
HSBC	Colombian Peso	4,156,085	Buy	06/06/14	2,020	2,097	77
HSBC	Peruvian Nuevo Sol	25,714	Buy	06/06/14	9,058	9,069	11
JPMorgan Chase & Co.	EU Euro	740,179	Buy	05/09/14	1,017,633	1,019,633	2,000
JPMorgan Chase & Co.	EU Euro	368,848	Buy	05/09/14	509,000	508,107	(893)
JPMorgan Chase & Co.	Canadian Dollar	269,317	Buy	05/09/14	243,000	243,403	403
JPMorgan Chase & Co.	New Zealand Dollar	1,502,967	Buy	05/09/14	1,269,000	1,300,399	31,399
JPMorgan Chase & Co.	Japanese Yen	42,140,647	Buy	05/09/14	408,000	408,363	363
JPMorgan Chase & Co.	Canadian Dollar	10,279	Buy	05/09/14	9,264	9,291	27
JPMorgan Chase & Co.	Japanese Yen	243,069,183	Buy	05/09/14	2,385,000	2,355,454	(29,546)
JPMorgan Chase & Co.	Polish Zloty	1,740,167	Buy	06/06/14	572,000	573,085	1,085
JPMorgan Chase & Co.	New Zealand Dollar	682,461	Buy	05/09/14	562,000	590,480	28,480
JPMorgan Chase & Co.	EU Euro	222,885	Buy	05/09/14	304,000	307,035	3,035
JPMorgan Chase & Co.	British Pound	151,322	Buy	05/09/14	247,000	252,206	5,206

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Mexican Peso	1,675,122	Buy	06/06/14	$125,519	$127,656	$2,137
UBS AG	EU Euro	228,357	Buy	05/09/14	314,000	314,572	572
UBS AG	Swedish Krona	1,617,450	Buy	05/09/14	252,000	249,757	(2,243)
UBS AG	Australian Dollar	250,807	Buy	05/09/14	226,000	232,008	6,008
UBS AG	Australian Dollar	416,210	Buy	05/09/14	370,000	385,012	15,012
UBS AG	Swedish Krona	2,579,744	Buy	05/09/14	400,000	398,349	(1,651)
UBS AG	Swedish Krona	1,666,143	Buy	05/09/14	255,000	257,276	2,276
UBS AG	Canadian Dollar	357,573	Buy	05/09/14	322,000	323,167	1,167
UBS AG	Swiss Franc	71,385	Buy	05/09/14	79,000	80,771	1,771
UBS AG	Norwegian Krone	2,374,672	Buy	05/09/14	376,000	396,015	20,015
							$825,585

Barclays Bank PLC	Canadian Dollar	442,840	Sell	05/09/14	$400,000	$400,229	$(229)
Barclays Bank PLC	Swedish Krona	1,408,817	Sell	05/09/14	220,000	217,542	2,458
Barclays Bank PLC	Australian Dollar	1,156,399	Sell	05/09/14	1,054,000	1,069,719	(15,719)
Barclays Bank PLC	Canadian Dollar	317,441	Sell	05/09/14	283,000	286,896	(3,896)
Barclays Bank PLC	Swedish Krona	1,644,071	Sell	05/09/14	256,000	253,868	2,132
Barclays Bank PLC	Swedish Krona	1,639,194	Sell	05/09/14	256,000	253,115	2,885
Barclays Bank PLC	Norwegian Krone	1,435,992	Sell	05/09/14	240,000	239,475	525
Barclays Bank PLC	Australian Dollar	664,981	Sell	05/09/14	605,000	615,136	(10,136)
Barclays Bank PLC	Australian Dollar	1,246,705	Sell	05/09/14	1,135,000	1,153,255	(18,255)
Barclays Bank PLC	Canadian Dollar	260,443	Sell	05/09/14	235,000	235,383	(383)
Barclays Bank PLC	New Zealand Dollar	1,521,835	Sell	05/09/14	1,280,000	1,316,724	(36,724)
Barclays Bank PLC	British Pound	7,613	Sell	05/09/14	12,646	12,689	(43)
Barclays Bank PLC	EU Euro	289,978	Sell	05/09/14	402,000	399,460	2,540
Barclays Bank PLC	EU Euro	195,333	Sell	05/09/14	271,000	269,081	1,919
Barclays Bank PLC	Canadian Dollar	293,203	Sell	05/09/14	267,000	264,991	2,009
Barclays Bank PLC	British Pound	16,864	Sell	05/09/14	28,178	28,106	72
Barclays Bank PLC	Taiwan New Dollar	122,860	Sell	05/09/14	4,062	4,040	22
Barclays Bank PLC	Norwegian Krone	1,695,716	Sell	05/09/14	282,000	282,788	(788)
Barclays Bank PLC	New Zealand Dollar	679,564	Sell	05/09/14	568,000	587,973	(19,973)
Barclays Bank PLC	EU Euro	177,931	Sell	05/09/14	243,000	245,108	(2,108)
Barclays Bank PLC	EU Euro	869,609	Sell	05/09/14	1,194,766	1,197,929	(3,163)
Barclays Bank PLC	New Zealand Dollar	679,596	Sell	05/09/14	561,000	588,001	(27,001)
Barclays Bank PLC	Philippine Peso	11,481,475	Sell	05/09/14	257,000	256,452	548
Barclays Bank PLC	Australian Dollar	568,182	Sell	05/09/14	507,000	525,592	(18,592)
Barclays Bank PLC	New Zealand Dollar	680,857	Sell	05/09/14	562,000	589,092	(27,092)
Barclays Bank PLC	Japanese Yen	16,975,575	Sell	05/09/14	166,000	164,501	1,499
Barclays Bank PLC	Australian Dollar	2,581,328	Sell	05/09/14	2,297,000	2,387,839	(90,839)
Barclays Bank PLC	Japanese Yen	17,551,800	Sell	05/09/14	172,418	170,085	2,333
Barclays Bank PLC	Canadian Dollar	160,745	Sell	05/09/14	145,000	145,278	(278)
Barclays Bank PLC	Canadian Dollar	234,018	Sell	05/09/14	211,000	211,501	(501)
Barclays Bank PLC	British Pound	99,618	Sell	05/09/14	162,321	166,032	(3,711)
Barclays Bank PLC	South African Rand	661,064	Sell	06/06/14	60,226	62,155	(1,929)
Barclays Bank PLC	South African Rand	2,693,741	Sell	06/06/14	245,410	253,269	(7,859)
Barclays Bank PLC	Polish Zloty	1,759,523	Sell	06/06/14	579,964	579,459	505
Barclays Bank PLC	Russian Ruble	9,427,590	Sell	06/06/14	258,219	264,078	(5,859)
Barclays Bank PLC	Israeli New Shekel	122,568	Sell	06/06/14	35,067	35,126	(59)
Citigroup, Inc.	Japanese Yen	100,074,170	Sell	05/09/14	980,000	969,765	10,235
Citigroup, Inc.	British Pound	313,276	Sell	05/09/14	519,000	522,133	(3,133)
Citigroup, Inc.	Swedish Krona	1,614,564	Sell	05/09/14	252,000	249,312	2,688
Citigroup, Inc.	British Pound	318,927	Sell	05/09/14	526,000	531,551	(5,551)
Citigroup, Inc.	Swedish Krona	3,472,146	Sell	05/09/14	540,000	536,149	3,851
Citigroup, Inc.	Japanese Yen	142,491,815	Sell	05/09/14	1,407,000	1,380,812	26,188
Citigroup, Inc.	Canadian Dollar	295,957	Sell	05/09/14	267,000	267,480	(480)
Citigroup, Inc.	Japanese Yen	117,850,052	Sell	05/09/14	1,139,000	1,142,022	(3,022)
Citigroup, Inc.	EU Euro	187,884	Sell	05/09/14	258,000	258,819	(819)
Citigroup, Inc.	Japanese Yen	113,544,930	Sell	05/09/14	1,119,000	1,100,303	18,697
Citigroup, Inc.	Canadian Dollar	369,758	Sell	05/09/14	334,000	334,179	(179)
Citigroup, Inc.	Norwegian Krone	1,394,276	Sell	05/09/14	224,000	232,518	(8,518)
Citigroup, Inc.	Norwegian Krone	1,552,061	Sell	05/09/14	249,000	258,832	(9,832)
Citigroup, Inc.	Mexican Peso	3,472,968	Sell	06/06/14	262,222	264,665	(2,443)
Citigroup, Inc.	British Pound	74,789	Sell	05/09/14	122,000	124,650	(2,650)
Citigroup, Inc.	Philippine Peso	15,030,710	Sell	05/09/14	331,000	335,728	(4,728)
Citigroup, Inc.	Russian Ruble	9,936,405	Sell	06/06/14	267,000	278,331	(11,331)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Canadian Dollar	303,498	Sell	05/09/14	$272,000	$274,295	$(2,295)
Credit Suisse Group AG	Australian Dollar	568,045	Sell	05/09/14	518,000	525,466	(7,466)
Credit Suisse Group AG	Canadian Dollar	1,269,109	Sell	05/09/14	1,129,000	1,146,993	(17,993)
Credit Suisse Group AG	Swedish Krona	1,555,273	Sell	05/09/14	243,000	240,156	2,844
Credit Suisse Group AG	Japanese Yen	59,041,400	Sell	05/09/14	571,000	572,139	(1,139)
Credit Suisse Group AG	Swiss Franc	448,633	Sell	05/09/14	504,000	507,625	(3,625)
Credit Suisse Group AG	British Pound	600,408	Sell	05/09/14	1,001,000	1,000,692	308
Credit Suisse Group AG	Swedish Krona	1,017,610	Sell	05/09/14	155,709	157,133	(1,424)
Credit Suisse Group AG	Canadian Dollar	1,745,572	Sell	05/09/14	1,571,423	1,577,610	(6,187)
Credit Suisse Group AG	Romanian New Leu	4,811	Sell	06/06/14	1,465	1,480	(15)
Deutsche Bank AG	British Pound	220,293	Sell	05/09/14	366,000	367,159	(1,159)
Deutsche Bank AG	EU Euro	368,707	Sell	05/09/14	509,000	507,912	1,088
Deutsche Bank AG	Norwegian Krone	1,710,028	Sell	05/09/14	283,000	285,175	(2,175)
Deutsche Bank AG	Swedish Krona	2,101,602	Sell	05/09/14	327,000	324,517	2,483
Deutsche Bank AG	EU Euro	177,193	Sell	05/09/14	246,000	244,092	1,908
Deutsche Bank AG	EU Euro	1,033,453	Sell	05/09/14	1,432,268	1,423,632	8,636
Deutsche Bank AG	Australian Dollar	201,420	Sell	05/09/14	182,000	186,322	(4,322)
Deutsche Bank AG	EU Euro	428,520	Sell	05/09/14	595,000	590,307	4,693
Deutsche Bank AG	EU Euro	1,393,385	Sell	05/09/14	1,931,099	1,919,456	11,643
Deutsche Bank AG	British Pound	332,725	Sell	05/09/14	554,000	554,549	(549)
Deutsche Bank AG	Australian Dollar	320,363	Sell	05/09/14	287,000	296,349	(9,349)
Deutsche Bank AG	New Zealand Dollar	325,462	Sell	05/09/14	268,000	281,597	(13,597)
Deutsche Bank AG	EU Euro	345,607	Sell	05/09/14	474,000	476,091	(2,091)
Deutsche Bank AG	Swedish Krona	4,679,640	Sell	05/09/14	720,000	722,603	(2,603)
Deutsche Bank AG	New Zealand Dollar	584,690	Sell	05/09/14	485,000	505,886	(20,886)
Deutsche Bank AG	Malaysian Ringgit	851,570	Sell	05/09/14	257,000	261,153	(4,153)
Deutsche Bank AG	Norwegian Krone	1,495,530	Sell	05/09/14	244,000	249,404	(5,404)
Deutsche Bank AG	EU Euro	899,667	Sell	05/09/14	1,228,000	1,239,335	(11,335)
Deutsche Bank AG	EU Euro	839,166	Sell	05/09/14	1,139,000	1,155,992	(16,992)
Deutsche Bank AG	Swiss Franc	1,512,633	Sell	05/09/14	1,672,712	1,711,533	(38,821)
Deutsche Bank AG	Brazilian Real	740,526	Sell	06/06/14	309,779	320,772	(10,993)
Deutsche Bank AG	Brazilian Real	390,283	Sell	06/06/14	163,264	169,058	(5,794)
Deutsche Bank AG	Mexican Peso	7,539,289	Sell	06/06/14	565,991	574,548	(8,557)
Deutsche Bank AG	Hungarian Forint	9,684,703	Sell	06/06/14	42,805	43,256	(451)
Goldman Sachs & Co.	Canadian Dollar	1,286,774	Sell	05/09/14	1,168,000	1,162,959	5,041
Goldman Sachs & Co.	Australian Dollar	995,559	Sell	05/09/14	899,000	920,935	(21,935)
Goldman Sachs & Co.	Australian Dollar	897,824	Sell	05/09/14	808,000	830,525	(22,525)
Goldman Sachs & Co.	New Zealand Dollar	2,942,724	Sell	05/09/14	2,438,000	2,546,108	(108,108)
Goldman Sachs & Co.	Canadian Dollar	1,279,254	Sell	05/09/14	1,160,000	1,156,162	3,838
Goldman Sachs & Co.	Australian Dollar	1,344,521	Sell	05/09/14	1,197,000	1,243,739	(46,739)
HSBC	Canadian Dollar	751,212	Sell	05/09/14	679,000	678,929	71
HSBC	South Korean Won	186,171,300	Sell	05/09/14	174,000	174,908	(908)
HSBC	Malaysian Ringgit	324,174	Sell	05/09/14	97,000	99,415	(2,415)
HSBC	Colombian Peso	814,075,250	Sell	06/06/14	395,000	410,773	(15,773)
HSBC	Indian Rupee	10,302,175	Sell	05/09/14	161,097	170,420	(9,323)
JPMorgan Chase & Co.	Canadian Dollar	224,989	Sell	05/09/14	200,000	203,340	(3,340)
JPMorgan Chase & Co.	Australian Dollar	315,230	Sell	05/09/14	285,000	291,601	(6,601)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Japanese Yen	15,035,689	Sell	05/09/14	$147,000	$145,703	$1,297
JPMorgan Chase & Co.	New Zealand Dollar	274,033	Sell	05/09/14	226,000	237,100	(11,100)
JPMorgan Chase & Co.	Australian Dollar	93,470	Sell	05/09/14	84,000	86,464	(2,464)
JPMorgan Chase & Co.	Canadian Dollar	144,511	Sell	05/09/14	131,000	130,606	394
JPMorgan Chase & Co.	New Zealand Dollar	324,033	Sell	06/06/14	271,000	279,715	(8,715)
JPMorgan Chase & Co.	Australian Dollar	355,896	Sell	05/09/14	321,000	329,219	(8,219)
UBS AG	Canadian Dollar	296,188	Sell	05/09/14	267,000	267,688	(688)
UBS AG	Australian Dollar	231,146	Sell	05/09/14	206,000	213,820	(7,820)
UBS AG	Swedish Krona	1,291,344	Sell	05/09/14	200,000	199,402	598
UBS AG	Norwegian Krone	3,237,014	Sell	05/09/14	527,000	539,825	(12,825)
UBS AG	Swiss Franc	358,063	Sell	05/09/14	398,000	405,146	(7,146)
UBS AG	Swiss Franc	315,915	Sell	05/09/14	350,000	357,455	(7,455)
UBS AG	EU Euro	410,069	Sell	05/09/14	555,000	564,890	(9,890)
UBS AG	Mexican Peso	2,150,592	Sell	06/06/14	161,000	163,891	(2,891)
							$(738,130)

Voya Balanced Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	35	06/16/14	$3,750,585	$23,444
Australia 3-Year Bond	3	06/16/17	301,581	(216)
Canada 10-Year Bond	8	06/19/14	940,244	1,765
Euro-Schatz	45	06/06/14	6,845,131	(104)
Long Gilt	10	06/12/14	1,826,017	(4,330)
S&P 500 E-Mini	189	06/20/14	17,620,470	5,011
U.S. Treasury 2-Year Note	44	06/30/14	9,660,750	(15,219)
U.S. Treasury 5-Year Note	29	06/30/14	3,449,641	(51,707)
U.S. Treasury Long Bond	86	06/19/14	11,456,812	62,096
			$55,851,231	$20,740
Short Contracts
Euro-Bobl 5-Year	(13)	06/06/14	(2,245,319)	2,233
Euro-Bund	(15)	06/06/14	(2,962,927)	(6,077)
Short Gilt	(1)	06/26/14	(172,649)	197
U.S. Treasury 10-Year Note	(93)	06/30/14	(11,485,500)	44,678
U.S. Treasury Ultra Long Bond	(51)	06/19/14	(7,367,906)	(97,572)
			$(24,234,301)	$(56,541)

Voya Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2014:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	1,036,000	$(76,754)	$(75,086)	$(1,668)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	300,000	(22,226)	(21,232)	(994)
HSBC	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	466,000	(34,525)	(33,103)	(1,422)
							$(133,505)	$(129,421)	$(4,084)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date		Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Bolivarian Republic of Venezuela	Buy	(5.000)	12/20/18	USD	211,000	53,249	31,405	21,844
Deutsche Bank AG	Republic of Turkey	Buy	(1.000)	06/20/18	USD	215,000	7,586	3,521	4,065
							$60,835	34,926	$25,909

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Balanced Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on March 31, 2014:

	Termination Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.790% and pay a floating rate based on 3-month NZD-BBR-FRA	06/12/15	NZD	16,030,000	$(4,822)	$(4,779)
Receive a floating rate on 3-month NZD-BBR-FRA and pay a fixed rate equal to 5.085%	02/25/24	NZD	1,087,000	(4,461)	(4,257)
Receive a fixed rate equal to 2.570% and pay a floating rate based on the 3-month SEK-STIBOR	02/25/24	SEK	5,891,000	8,255	8,264
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.473%	09/16/20	USD	6,100,000	(89,211)	(89,211)
				$(90,239)	$(89,983)

Voya Balanced Portfolio Written OTC Options on March 31, 2014:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
1,368,000	Deutsche Bank AG	Put USD vs. Call EUR	1.380	USD	07/31/14	$16,448	$(20,110)
			Total Written OTC Options			$16,448	$(20,110)

Voya Balanced Portfolio Written Swaptions Open on March 31, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date		Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	JPMorgan Chase & Co.	6-month GBP-LIBOR-BBA	Pay	3.100%	06/12/14	GBP	6,260,000	$46,863	$(35,724)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	06/23/14	USD	22,194,000	39,117	(42,638)
					Total Written Swaptions			$85,980	$(78,362)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$57,301
Interest rate contracts	Purchased options	163,280
Foreign exchange contracts	Forward foreign currency contracts	1,199,367
Equity contracts	Futures contracts	5,011
Interest rate contracts	Futures contracts	134,412
Credit contracts	Credit default swaps	60,835
Interest rate contracts	Interest rate swaps*	8,264
Total Asset Derivatives		$1,628,470

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,111,912
Interest rate contracts	Futures contracts	175,225
Credit contracts	Credit default swaps	133,505
Interest rate contracts	Interest rate swaps*	98,247
Foreign exchange contracts	Written options	20,110
Interest rate contracts	Written options	78,362
Total Liability Derivatives		$1,617,361

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Purchased options	$12,711	$-	$2,481	$14,462	$93,593	$12,231	$85,103	$-	$220,581
Forward foreign currency contracts	165,439	115,572	205,662	514,255	75,035	159	75,826	47,419	1,199,367
Credit default swaps	-	-	-	60,835	-	-	-	-	60,835
Total Assets	$178,150	$115,572	$208,143	$589,552	$168,628	$12,390	$160,929	$47,419	$1,480,783

Liabilities:
Forward foreign currency contracts	$307,162	$184,306	$105,344	$159,957	$203,237	$28,419	$70,878	$52,609	$1,111,912
Credit default swaps	-	-	-	98,980	-	34,525	-	-	133,505
Written options	-	-	-	20,110	42,638	-	35,724	-	98,472
Total Liabilities	$307,162	$184,306	$105,344	$279,047	$245,875	$62,944	$106,602	$52,609	$1,343,889

Net OTC derivative instruments by counterparty, at fair value	$(129,012)	$(68,734)	$102,799	$310,505	$(77,247)	$(50,554)	$54,327	$(5,190)	$136,894

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(129,012)	$(68,734)	$102,799	$310,505	$(77,247)	$(50,554)	$54,327	$(5,190)	$136,894

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Balanced Portfolio, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2014